UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03954

Dreyfus Tax Exempt Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	01/31
Date of reporting period:	01/31/2021

FORM N-CSR

Item 1.             Reports to Stockholders.

Dreyfus Cash Management Funds

ANNUAL REPORT January 31, 2021

Dreyfus Cash Management

Dreyfus Government Cash Management

Dreyfus Government Securities Cash Management

Dreyfus Treasury Obligations Cash Management

Dreyfus Treasury Securities Cash Management

Dreyfus AMT-Free Municipal Cash Management Plus

Dreyfus AMT-Free New York Municipal Cash Management

Dreyfus AMT-Free Tax Exempt Cash Management

Contents

THE FUNDS

FOR MORE INFORMATION

Back Cover

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

DISCUSSION OF FUND PERFORMANCE (Unaudited)

This annual report for the Dreyfus Cash Management Funds (Taxable) covers the 12-month period ended January 31, 2021. Over the reporting period, these funds achieved the following yields and, taking into account the effects of compounding, the following effective yields:1,2

	Yield (%)	Effective Yield (%)
Dreyfus Cash Management[3]
Institutional Shares	0.40	0.41
Investor Shares	0.23	0.23
Administrative Shares	0.32	0.32
Dreyfus Government Cash Management[4]
Institutional Shares	0.24	0.24
Investor Shares	0.16	0.16
Administrative Shares	0.19	0.19
Participant Shares	0.13	0.13
Wealth Shares	0.02	0.02
Service Shares	0.02	0.02
Dreyfus Government Securities Cash Management[4]
Institutional Shares	0.25	0.25
Investor Shares	0.16	0.16
Administrative Shares	0.20	0.20
Participant Shares	0.13	0.13
Dreyfus Treasury Obligations Cash Management[4]
Institutional Shares	0.22	0.22
Investor Shares	0.14	0.14
Administrative Shares	0.17	0.17
Participant Shares	0.12	0.12
Wealth Shares	0.02	0.02
Service Shares	0.02	0.02
Dreyfus Treasury Securities Cash Management[4]
Institutional Shares	0.24	0.24
Investor Shares	0.16	0.16
Administrative Shares	0.20	0.20
Participant Shares	0.13	0.13
Wealth Shares	0.01	0.01
Service Shares	0.01	0.01

Yields of money market instruments declined over the reporting period as the U.S. Federal Reserve (the “Fed”) reduced short-term interest rates in response to the COVID-19 pandemic.

Markets Recover as Pandemic Wanes

The reporting period began in an environment of accommodative monetary policy, with interest rate reductions by the Fed late in 2019 reducing the federal funds rate to 1.50%–1.75%. Other major central banks also shifted to, or continued, monetary easing. With the emergence of COVID-19 early in 2020, the global economy contracted sharply. U.S. gross domestic product (GDP) shrank by -5.0% in the first quarter of 2020 and by -31.4% in the second quarter of 2020. The contraction took a toll on the labor market, and in March 2020, 1.7 million jobs were lost. Job losses rose further in April 2020, amounting to 20.7 million and causing the unemployment rate to jump to 14.8%.

In response to the pandemic, Congress acted quickly, passing the $2 trillion Coronavirus Aid, Relief and Economic Security (CARES) Act. This legislation provided payments to qualified citizens and included the Paycheck Protection Program that enabled small businesses to keep their workers employed or hire them back. It also allowed businesses to use these funds to cover overhead costs.

The Fed also acted to support the economy. In March 2020, it made two emergency cuts, reducing the federal funds target to 0-0.25%. The CARES Act also allocated $500 billion to the Fed, mostly for the purchase of securities, and the Fed began purchasing corporate bonds and fixed-income, exchange-traded funds. In April 2020, the Fed took additional actions to support the economy and markets, including an expansion of the Paycheck Protection Program Liquidity Facility, which was designed to ease lending to small businesses.

In addition to restarting the bond-buying program known as quantitative easing, in which it buys Treasuries and mortgage-backed securities, the Fed relaunched the Commercial Paper Funding Facility (CPFF). This involves direct purchases of commercial paper to ease pressures on large corporations that rely on this market to fund operations.

In response to these policy measures, economic activity in the U.S. began to improve. Job creation surged in May 2020, with new jobs rising by more than 2.8 million, reducing the unemployment rate to 13.3%. The economy continued to add new jobs in June and July 2020, with new positions totaling 4.8 million and 1.7 million, respectively. In September 2020, job creation amounted to only 716,000, but unemployment continued to decline, falling to 7.8%.

Housing data also improved. In July 2020, housing starts, an indicator of future economic activity, soared by 17.5% over the June 2020 figure, and while housing starts in August 2020 declined month over month, they rose again in September and October 2020. More broadly, the economy rebounded strongly in the third quarter of 2020, rising 33.4%.

In November 2020, the approval of COVID-19 vaccines provided a boost to the economy and to markets. The jobless rate fell further, hitting 6.7% in the month and falling to 6.3% in January 2021. Housing starts continued to rise, climbing by 6.5% and 5.8% in November 2020 and December 2020, respectively. For the fourth quarter of 2020, the economy also continued to rebound, expanding by 4.0%.

Inflation remained subdued during most of the reporting period. The core personal consumption expenditure (PCE) price index, which excludes volatile food and energy prices, remained well below the Fed’s 2.0% target until the third quarter of 2020, when it rose to 3.4%. Inflationary pressures eased in the fourth quarter of 2020, increasing by only 1.4%.

Recovery to Continue, Interest Rates Likely to Remain Low

Money markets experienced turmoil at the height of the pandemic, but Fed policies to address illiquidity helped money markets to recover. In addition to the CPFF, the Money Market Liquidity Facility also contributed to restoring calm.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

The Fed anticipates that the U.S. economy will continue to rebound in 2021, and it believes unemployment will decline further. But full economic recovery may not arrive until 2022, so the Fed has indicated that it is unlikely to raise interest rates in the near future. As always, we have retained our longstanding focus on quality and liquidity.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.

2 Yields provided reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, fund yields would have been lower, and, in some cases, seven-day yields during the reporting period would have been negative absent the expense absorption.

3 You could lose money by investing in a money market fund. Because the share price of the fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

4 You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. Although the fund’s board has no current intention to impose a fee upon the sale of shares or temporarily suspend redemptions if the fund’s liquidity falls below certain levels, the board reserves the ability to do so after providing at least 60 days prior written notice to shareholders.

5 Yields for Wealth Shares and Service Shares are annualized from 11/16/2020 to 1/31/2021.

The fund’s short-term corporate and asset-backed securities holdings involve credit and liquidity risks and risk of principal loss. Dividends, if any, are payable pursuant to the fund’s stated policy.

The personal consumption expenditures (PCE) price index reflects changes in the prices of goods and services purchased by consumers in the United States. It is known for capturing inflation (or deflation) across a wide range of consumer expenses and reflecting changes in consumer behavior.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

We are pleased to present the annual report for the Dreyfus Cash Management Funds (Tax Exempt). For the 12-month period ended January 31, 2021, these tax-exempt money market funds achieved the following yields and effective yields:1, 2

	Yield (%)	Effective Yield (%)
Dreyfus AMT-Free Municipal Cash Management Plus[3]
Institutional Shares	0.27	0.27
Investor Shares	0.22	0.22
Participant Shares	0.23	0.23
Dreyfus AMT-Free New York Municipal Cash Management[3]
Institutional Shares	0.32	0.32
Investor Shares	0.24	0.24
Participant Shares	0.21	0.21
Dreyfus AMT-Free Tax Exempt Cash Management[4]
Institutional Shares	0.34	0.34
Investor Shares	0.28	0.28

Yields of municipal money market instruments declined during the reporting period as a result of the COVID-19 pandemic, two interest-rate cuts and other policy actions by the Federal Reserve Board (the “Fed”).

Turmoil Eases, Rates Fall to Historic Lows

The reporting period began amid emerging investor concerns about the COVID-19 virus and its effect on the economy. Over the prior two years, the municipal bond market experienced strong inflows into exchange-traded funds, separately managed accounts and mutual funds, fueled by a low-rate environment and tax-reform legislation of 2017.

With the spread of the virus, outflows became substantial, and funds sold securities to meet redemptions. In the municipal money market, these asset flows were reflected in the dramatic volatility in variable-rate yields. The Securities Industry and Financial Markets Association Municipal Swap Index (SIFMA Index) increased from 1.28% to 5.30% during this period. After a few weeks of dislocation, the tax-exempt market stabilized across the maturity spectrum, with demand increasing and yields falling. Inflows returned, and the SIFMA Index stabilized, resetting at 0.14% in late May 2020.

The Fed played a significant role in bringing calm to the market. On March 3, 2020, it delivered an emergency 50- basis-point cut and quickly followed this up with an unprecedented weekend move on March 15, 2020, lowering the federal funds target rate to 0–0.25%.

Fed Chairman Jerome Powell reiterated this commitment to low rates at the Fed’s April 2020 meeting, indicating there were no plans to raise interest rates anytime soon. Mr. Powell also committed to using the full range of tools to mitigate the effects of COVID-19 on economic activity. Among these tools was the Municipal Liquidity Facility (MLF), which allowed states, counties and cities to use the proceeds of notes purchased by the MLF to assist other political subdivisions and governmental entities. The MLF authorized the purchase of up to $500 billion of eligible notes. Although the facility was not widely used, it helped restore calm to the municipal market.

In June 2020, the Fed held its regularly scheduled meeting, voting to keep the federal funds target rate in a range of 0–0.25% and pledging to maintain asset purchases at “at least” the present pace. The Fed also projected that interest rates would remain near zero through 2022. In July 2020, the Fed reiterated its pledge to increase its holdings of Treasuries and mortgage-backed securities.

Issuance of new municipal bonds during the period was volatile. While it virtually halted in March 2020, it quickly picked up over the following months. Issuance in the short-term market increased as states and local governments sought to balance their budgets in light of the changes to their economic projections and spending. Issuers also sought to take advantage of historically low rates.

Despite the increased issuance, strong demand kept a lid on the rates of short-term securities through the remainder of the reporting period. The yield on the SIFMA Index fell to 0.11% during the last few months of the period, significantly lower than the average of 0.55% for 2020.

The market received additional support late in the reporting period with the approval of several COVID-19 vaccines. The passage of a stimulus package by Congress also brought relief to municipal markets.

Anticipating Favorable Supply and Demand Forces

We believe that supply and demand factors will favor the municipal market in the coming months. Issuance in the short-term market could be muted early in the year as issuers assess their budget needs, but demand is likely to remain strong, keeping yields low. In addition, we believe the market will benefit from federal aid to states and municipalities adversely affected by the pandemic, which is now more likely with Congress under complete control by the Democrats.

The impact of COVID-19 on the U.S. and global economies remains uncertain, so the Fed will continue to monitor economic data and will respond with policy changes as needed. In addition, our experienced credit team will continue to review our current holdings and any purchases we make, going forward. All of the securities purchased are periodically reviewed for any changes to their credit outlook, and we continue to maintain a very high-grade, liquid portfolio. We believe that a focus on preservation

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

of capital and liquidity remains the prudent course for the funds’ management.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.

2 Yields provided reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, yields would have been lower and, in some cases, seven-day yield during the reporting period would have been negative absent the expense absorption.

3 You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

4 You could lose money by investing in a money market fund. Because the share price of the fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund’s short-term corporate and asset-backed securities holdings involve credit and liquidity risks and risk of principal loss. Dividends, if any, are payable pursuant to the fund’s stated policy.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The Securities Industry and Financial Markets Association Municipal Swap Index is a 7-day high-grade market index comprised of tax-exempt Variable Rate Demand Obligations (VRDOs) with certain characteristics. Investors cannot invest directly in any index.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from August 1, 2020 to January 31, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended January 31, 2021
	Institutional	Investor	Administrative	Participant	Wealth	Service
Dreyfus Cash Management
Expenses paid per $1,000†	$.50	$1.06	$.96	-	-	-
Ending value (after expenses)	$1,000.50	$1,000.00	$1,000.10	-	-	-
Annualized expense ratio (%)	.10	.21	.19	-	-	-
Dreyfus Government Cash Management††
Expenses paid per $1,000†	$.70	$.75	$.75	$.75	$.40	$.27
Ending value (after expenses)	$1,000.20	$1,000.10	$1,000.10	$1,000.10	$1,000.00	$1,000.00
Annualized expense ratio (%)	.14	.15	.15	.15	.19	.13
Dreyfus Government Securities Cash Management
Expenses paid per $1,000†	$.91	$.96	$.96	$.96	-	-
Ending value (after expenses)	$1,000.10	$1,000.10	$1,000.10	$1,000.10	-	-
Annualized expense ratio (%)	.18	.19	.19	.19	-	-
Dreyfus Treasury Obligations Cash Management††
Expenses paid per $1,000†	$.70	$.75	$.75	$.75	$.23	$.23
Ending value (after expenses)	$1,000.10	$1,000.10	$1,000.10	$1,000.10	$1,000.00	$1,000.00
Annualized expense ratio (%)	.14	.15	.15	.15	.11	.11
Dreyfus Treasury Securities Cash Management††
Expenses paid per $1,000†	$.70	$.70	$.70	$.70	$.27	$.25
Ending value (after expenses)	$1,000.10	$1,000.10	$1,000.10	$1,000.10	$1,000.00	$1,000.00
Annualized expense ratio (%)	.14	.14	.14	.14	.13	.12
Dreyfus AMT-Free Municipal Cash Management Plus
Expenses paid per $1,000†	$.96	$.96	-	$.80	-	-
Ending value (after expenses)	$1,000.10	$1,000.10	-	$1,000.10	-	-
Annualized expense ratio (%)	.19	.19	-	.16	-	-
Dreyfus AMT-Free New York Municipal Cash Management
Expenses paid per $1,000†	$.70	$.70	-	$.70	-	-
Ending value (after expenses)	$1,000.10	$1,000.10	-	$1,000.10	-	-
Annualized expense ratio (%)	.14	.14	-	.14	-	-
Dreyfus AMT-Free Tax Exempt Cash Management
Expenses paid per $1,000†	$.75	$.75	-	-	-	-
Ending value (after expenses)	$1,000.10	$1,000.10	-	-	-	-
Annualized expense ratio (%)	.15	.15	-	-	-	-

† Expenses are equal to each fund’s annualized expense ratios as shown above for Institutional, Investor, Administrative and Participant Shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses are equal to each fund’s annualized expense ratios as shown above for Wealth Shares and Service Shares, multiplied by the average account value over the period, multiplied by 77/366 (to reflect the actual days in the period).
†† From November 16, 2020 (commencement of initial offering) to January 31, 2021 for Wealth Shares and Service Shares.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited) (continued)

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended January 31, 2021†
	Institutional	Investor	Administrative	Participant	Wealth	Service
Dreyfus Cash Management
Expenses paid per $1,000††	$.51	$1.07	$.97	-	-	-
Ending value (after expenses)	$1,024.63	$1,024.08	$1,024.18	-	-	-
Annualized expense ratio (%)	.10	.21	.19	-	-	-
Dreyfus Government Cash Management†††
Expenses paid per $1,000††	$.71	$.76	$.76	$.76	$.97	$.66
Ending value (after expenses)	$1,024.43	$1,024.38	$1,024.38	$1,024.38	$1,024.18	$1,024.48
Annualized expense ratio (%)	.14	.15	.15	.15	.19	.13
Dreyfus Government Securities Cash Management
Expenses paid per $1,000††	$.92	$.97	$.97	$.97	-	-
Ending value (after expenses)	$1,024.23	$1,024.18	$1,024.18	$1,024.18	-	-
Annualized expense ratio (%)	.18	.19	.19	.19	-	-
Dreyfus Treasury Obligations Cash Management†††
Expenses paid per $1,000††	$.71	$.76	$.76	$.76	$.56	$.56
Ending value (after expenses)	$1,024.43	$1,024.38	$1,024.38	$1,024.38	$1,024.58	$1,024.58
Annualized expense ratio (%)	.14	.15	.15	.15	.11	.11
Dreyfus Treasury Securities Cash Management†††
Expenses paid per $1,000††	$.71	$.71	$.71	$.71	$.66	$.61
Ending value (after expenses)	$1,024.43	$1,024.43	$1,024.43	$1,024.43	$1,024.48	$1,024.53
Annualized expense ratio (%)	.14	.14	.14	.14	.13	.12
Dreyfus AMT-Free Municipal Cash Management Plus
Expenses paid per $1,000††	$.97	$.97	-	$.81	-	-
Ending value (after expenses)	$1,024.18	$1,024.18	-	$1,024.33	-	-
Annualized expense ratio (%)	.19	.19	-	.16	-	-
Dreyfus AMT-Free New York Municipal Cash Management
Expenses paid per $1,000††	$.71	$.71	-	$.71	-	-
Ending value (after expenses)	$1,024.43	$1,024.43	-	$1,024.43	-	-
Annualized expense ratio (%)	.14	.14	-	.14	-	-
Dreyfus AMT-Free Tax Exempt Cash Management
Expenses paid per $1,000††	$.76	$.76	-	-	-	-
Ending value (after expenses)	$1,024.38	$1,024.38	-	-	-	-
Annualized expense ratio (%)	.15	.15	-	-	-	-

† Please note that while Wealth Shares and Service Shares commenced offering on November 16, 2020, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period August 1, 2020 to January 31, 2021.
†† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
††† From November 16, 2020 (commencement of initial offering) to January 31, 2021 for Wealth Shares and Service Shares.

STATEMENT OF INVESTMENTS

January 31, 2021

Dreyfus Cash Management
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Asset-Backed Commercial Paper - 4.5%
Collateralized Commercial Paper FLEX Co.	0.27	1/7/2022	50,000,000	[a]	49,870,422
LMA Americas	0.27	6/14/2021	89,960,000	[a]	89,882,854
Mizuho Bank/NY	0.28	5/26/2021	20,000,000	[a]	19,987,390
Societe Generale/NY	0.32	1/3/2022	75,000,000	[a]	74,809,312
Total Asset-Backed Commercial Paper (cost $234,508,032)			234,549,978
Commercial Paper - 21.3%
Collateralized Commercial Paper V, 3 Month LIBOR +.04%	0.25	2/11/2021	100,000,000	[b]	100,015,116
Dexia Credit Local (Gov't Guaranteed)	0.22	2/19/2021	125,000,000	[a]	124,993,219
Dexia Credit Local (Gov't Guaranteed)	0.23	3/3/2021	53,570,000	[a]	53,564,746
Mitsubishi UFJ Trust & Banking Corp. (Singapore)	0.24	3/2/2021	100,000,000	[a]	99,988,800
Mitsubishi UFJ Trust & Banking Corp. (Singapore)	0.24	3/8/2021	50,000,000	[a]	49,993,245
Mizuho Bank/NY	0.26	6/4/2021	137,122,000	[a]	137,051,451
Skandinaviska Enskilda Banken	0.24	6/1/2021	95,000,000	[a]	94,949,365
Svenska Handelsbanken, 3 Month LIBOR +.04%	0.25	2/9/2021	120,000,000	[b,c]	120,046,718
Svenska Handelsbanken, 3 Month LIBOR +.05%	0.26	2/2/2021	130,000,000	[b,c]	130,062,399
Swedbank	0.23	4/15/2021	40,000,000	[a]	39,990,204
Westpac Banking, 3 Month LIBOR +.03%	0.24	2/8/2021	150,000,000	[b,c]	150,002,263
Total Commercial Paper (cost $1,100,420,625)			1,100,657,526
Negotiable Bank Certificates of Deposit - 17.8%
BNP Paribas, 1 Month SOFR +.15%	0.19	2/1/2021	135,000,000	[b]	135,003,150
BNP Paribas, 1 Month SOFR +.21%	0.25	2/1/2021	60,000,000	[b]	60,005,399
Mizuho Bank/NY	0.21	2/16/2021	60,000,000		60,003,148
Mizuho Bank/NY	0.23	5/5/2021	200,000,000		200,037,838
Societe Generale/NY	0.08	2/4/2021	265,000,000		264,999,780
Sumitomo Mitsui Trust Bank, 1 Month SOFR +.13%	0.17	2/3/2021	100,000,000	[b]	100,005,970
Toronto Dominion Bank/NY	0.24	3/12/2021	25,000,000		25,003,528
Wells Fargo Bank, 3 Month LIBOR +.11%	0.34	2/12/2021	75,000,000	[b]	75,003,554
Total Negotiable Bank Certificates of Deposit (cost $920,000,000)			920,062,367
Time Deposits - 25.8%
Cooperatieve Rabobank UA/NY	0.07	2/1/2021	232,000,000		232,000,000
DNB Bank ASA (Cayman)	0.06	2/1/2021	31,000,000		31,000,000
ING Bank	0.11	2/2/2021	215,000,000		215,000,000
Landesbank Hessen-Thuerigen Gz/NY	0.10	2/2/2021	125,000,000		125,000,000
NRW.Bank	0.09	2/3/2021	240,000,000		240,000,000
Royal Bank of Canada (Toronto)	0.09	2/3/2021	260,000,000		260,000,000
Toronto-Dominion Bank (Toronto)	0.09	2/5/2021	80,000,000		80,000,000
Toronto-Dominion Bank (Toronto)	0.10	2/2/2021	150,000,000		150,000,000
Total Time Deposits (cost $1,333,000,000)			1,333,000,000
U.S. Treasury Bills - 15.4%
U.S. Cash Management Bills	0.08	5/11/2021	350,000,000	[a]	349,961,500
U.S. Cash Management Bills	0.09	4/27/2021	243,000,000	[a]	242,974,181
U.S. Treasury Bills	0.11	4/1/2021	200,000,000	[a]	199,982,792
Total U.S. Treasury Bills (cost $792,837,752)			792,918,473
Repurchase Agreements - 15.2%
Bank of America Securities, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021 due at maturity date in the amount of $90,001,275 (fully collateralized by: original par of $1,338,087, Equities, valued at $99,000,003)	0.17	2/1/2021	90,000,000		90,000,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Cash Management
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Repurchase Agreements - 15.2% (continued)
Bank of America Securities, OBFR +.45%, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021 due at interest rate reset date of 2/1/2021 in the amount of $170,007,367 (fully collateralized by: original par of $501,323,031, Asset-Backed Securities, 0.00%-5.73%, due 4/25/23-4/25/36, valued at $134,374,753, original par of $76,181,421, Other Instrument (collateralized debt obligation), 0.60%-0.94%, due 6/23/36-12/8/45, valued at $49,225,247)	0.52	3/5/2021	170,000,000	[d]	170,000,000

BMO Capital Markets, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021 due at maturity date in the amount of $150,002,375 (fully collateralized by: original par of $14,979,990, Asset-Backed Securities, 0.00%-2.80%, due 6/15/25-4/25/37, valued at $15,578,593, original par of $94,521,140, Corporate Debt Securities, 0.43%-12.00%, due 2/8/22-1/1/2499, valued at $101,688,375, original par of $53,818,284, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.50%-2.00%, due 12/25/50-1/25/51, valued at $5,042,546, original par of $181,800, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 1.00%-2.50%, due 1/25/51, valued at $15,017, original par of $134,134,015, Federal National Mortgage Association Agency Mortgage-Backed Securities, 0.35%-3.61%, due 5/25/29-8/1/35, valued at $10,446,820, original par of $27,188,132, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 1.00%-6.17%, due 10/20/50-12/20/50, valued at $3,538,901, original par of $19,740,142, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.17%-3.75%, due 3/15/48-12/20/70, valued at $21,389,926, original par of $225,446, Private Label Collateralized Mortgage Obligations, 0.00%-3.40%, due 9/11/38-10/25/56, valued at $176,992)

	0.19	2/1/2021	150,000,000		150,000,000
BMO Capital Markets, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021 due at maturity date in the amount of $25,000,396 (fully collateralized by: original par of $25,392,736, Corporate Debt Securities, 2.85%-6.00%, due 4/15/24-12/14/45, valued at $27,273,451)	0.19	2/1/2021	25,000,000		25,000,000
Citigroup Global Markets, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021 due at maturity date in the amount of $260,003,467 (fully collateralized by: original par of $4,271,782, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 3.50%, due 10/25/50, valued at $607,434, original par of $4,623,653,285, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.20%-6.17%, due 3/20/50-11/20/70, valued at $280,192,566)	0.16	2/1/2021	260,000,000		260,000,000
ING Financial Markets, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021 due at maturity date in the amount of $40,000,733 (fully collateralized by: original par of $37,840,536, Corporate Debt Securities, 3.68%-6.75%, due 1/10/23-6/3/50, valued at $43,695,572)	0.22	2/1/2021	40,000,000		40,000,000

Dreyfus Cash Management
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Repurchase Agreements - 15.2% (continued)
Wells Fargo Securities, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021 due at maturity date in the amount of $50,000,708 (fully collateralized by: original par of $52,374,000, Other Instrument (international debt), 0.17%-0.45%, due 1/13/23-8/6/24, valued at $52,500,056)	0.17	2/1/2021	50,000,000	50,000,000
Total Repurchase Agreements (cost $785,000,000)			785,000,000
Total Investments (cost $5,165,766,409)			100.0%	5,166,188,344
Liabilities, Less Cash and Receivables			.0%	(717,560)
Net Assets			100.0%	5,165,470,784

a Security is a discount security. Income is recognized through the accretion of discount.
b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, these securities amounted to $400,111,380 or 7.75% of net assets.
d Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of January 31, 2021 and changes periodically. The maturity date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At January 31, 2021, these securities amounted to $170,000,000 or 3.29% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Banks	67.5
U.S. Treasury Securities	15.4
Repurchase Agreements	15.2
Diversified Financials	1.9
100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Cash Management
U.S. Government Agencies - 19.0%	Annualized Yield (%)	Principal Amount ($)		Value ($)
Federal Farm Credit Banks:
2/12/2021	0.44	100,000,000	[a]	99,986,861
3/25/2021	0.10	75,000,000	[a]	74,989,167
6/17/2021	0.11	100,000,000	[a]	99,958,444
7/19/2021	0.12	25,000,000	[a]	24,986,000
8/5/2021	0.12	50,000,000	[a]	49,969,167
8/10/2021	0.09	90,000,000	[a]	89,957,250
2/1/2021, 3 Month SOFR +.04%	0.10	330,000,000	[b]	329,986,173
2/1/2021, 3 Month U.S. T-BILL +.17%	0.25	125,000,000	[b]	124,987,388
2/2/2021, 3 Month SOFR +.04%	0.10	129,000,000	[b]	129,000,000
2/2/2021, 3 Month SOFR +.06%	0.12	53,500,000	[b]	53,509,902
2/2/2021, 3 Month SOFR +.06%	0.12	85,000,000	[b]	85,000,000
2/2/2021, 3 Month SOFR +.06%	0.12	17,000,000	[b]	17,000,000
2/2/2021, 3 Month SOFR +.08%	0.14	66,000,000	[b]	66,000,000
2/2/2021, 3 Month SOFR +.09%	0.15	40,000,000	[b]	40,000,000
2/2/2021, 3 Month SOFR +.10%	0.16	100,000,000	[b]	100,000,000
2/2/2021, 3 Month SOFR +.12%	0.18	33,000,000	[b]	33,000,000
2/2/2021, 3 Month SOFR +.15%	0.21	80,000,000	[b]	80,000,000
2/2/2021, 3 Month SOFR +.19%	0.25	162,500,000	[b]	162,500,000
2/2/2021, 3 Month SOFR +.32%	0.38	30,000,000	[b]	30,000,000
2/2/2021, 3 Month SOFR +.35%	0.41	250,000,000	[b]	250,000,000
2/3/2021, 3 Month SOFR +.08%	0.14	25,000,000	[b]	25,000,000
Federal Home Loan Banks:
2/1/2021, 3 Month SOFR +.01%	0.05	100,000,000	[b]	100,000,000
2/1/2021, 3 Month SOFR +.02%	0.06	865,000,000	[b]	865,000,000
2/1/2021, 3 Month SOFR +.02%	0.06	190,000,000	[b]	190,000,000
2/1/2021, 3 Month SOFR +.02%	0.06	300,000,000	[b]	300,000,000
2/1/2021, 3 Month SOFR +.02%	0.06	400,000,000	[b]	400,000,000
2/1/2021, 3 Month SOFR +.02%	0.06	235,000,000	[b]	235,000,000
2/1/2021, 3 Month SOFR +.04%	0.08	250,000,000	[b]	250,000,000
2/1/2021, 3 Month SOFR +.04%	0.08	112,000,000	[b]	112,000,000
2/1/2021, 3 Month SOFR +.04%	0.08	305,000,000	[b]	305,000,000
2/1/2021, 3 Month SOFR +.04%	0.08	250,000,000	[b]	250,000,000
2/1/2021, 3 Month SOFR +.04%	0.08	202,000,000	[b]	202,000,000
2/1/2021, 3 Month SOFR +.04%	0.08	300,000,000	[b]	300,000,000
2/1/2021, 3 Month SOFR +.05%	0.09	147,000,000	[b]	147,000,000
2/1/2021, 3 Month SOFR +.06%	0.10	175,000,000	[b]	175,000,000
2/1/2021, 3 Month SOFR +.06%	0.10	100,000,000	[b]	100,000,000
2/1/2021, 3 Month SOFR +.07%	0.11	50,000,000	[b]	50,000,000
2/1/2021, 3 Month SOFR +.08%	0.12	312,000,000	[b]	312,000,000
2/1/2021, 3 Month SOFR +.08%	0.12	110,000,000	[b]	110,000,000
2/1/2021, 3 Month SOFR +.08%	0.12	200,000,000	[b]	200,000,000
2/1/2021, 3 Month SOFR +.09%	0.13	200,000,000	[b]	200,000,000
2/1/2021, 3 Month SOFR +.14%	0.18	195,000,000	[b]	195,000,000
2/1/2021, 3 Month SOFR +.20%	0.24	100,000,000	[b]	100,000,000
2/1/2021, 3 Month SOFR +.30%	0.34	250,000,000	[b]	250,000,000
2/2/2021, 3 Month SOFR +.12%	0.16	304,000,000	[b]	304,000,000
3/17/2021	0.06	150,000,000	[a]	149,988,083
3/18/2021	0.06	300,000,000	[a]	299,975,625
3/19/2021	0.24	537,750,000	[a]	537,570,721
3/22/2021	0.09	500,000,000	[a]	499,942,153
3/24/2021	0.09	250,000,000	[a]	249,969,896
3/29/2021	0.09	150,000,000	[a]	149,980,167
4/9/2021	0.10	700,000,000	[a]	699,874,375
5/14/2021	0.11	400,000,000	[a]	399,882,133

Dreyfus Government Cash Management(continued)
U.S. Government Agencies - 19.0%(continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
5/14/2021	0.17	250,000,000		249,998,418
7/14/2021	0.09	325,000,000	[a]	324,867,562
7/16/2021	0.09	134,000,000	[a]	133,945,953
Federal Home Loan Mortgage Corporation:
2/2/2021, 3 Month SOFR +.05%	0.11	500,000,000	[b,c]	500,000,000
2/2/2021, 3 Month SOFR +.06%	0.12	500,000,000	[b,c]	500,000,000
2/2/2021, 3 Month SOFR +.07%	0.13	500,000,000	[b,c]	500,000,000
2/2/2021, 3 Month SOFR +.12%	0.18	500,000,000	[b,c]	500,000,000
2/2/2021, 3 Month SOFR +.13%	0.19	92,500,000	[b,c]	92,620,407
2/2/2021, 3 Month SOFR +.14%	0.20	100,000,000	[b,c]	100,000,000
2/2/2021, 3 Month SOFR +.18%	0.24	125,000,000	[b,c]	125,000,000
2/2/2021, 3 Month SOFR +.30%	0.36	550,000,000	[b,c]	550,000,000
2/2/2021, 3 Month SOFR +.32%	0.38	500,000,000	[b,c]	500,000,000
Federal National Mortgage Association:
2/2/2021, 3 Month SOFR +.12%	0.18	42,000,000	[b,c]	42,000,000
2/2/2021, 3 Month SOFR +.19%	0.25	500,000,000	[b,c]	500,000,000
2/2/2021, 3 Month SOFR +.19%	0.25	175,000,000	[b,c]	174,986,680
2/2/2021, 3 Month SOFR +.20%	0.26	525,000,000	[b,c]	525,000,000
2/2/2021, 3 Month SOFR +.22%	0.28	233,000,000	[b,c]	233,000,000
2/2/2021, 3 Month SOFR +.30%	0.36	250,000,000	[b,c]	250,000,000
2/2/2021, 3 Month SOFR +.30%	0.36	375,000,000	[b,c]	375,000,000
U.S. International Development Finance Corporation:
2/5/2021, 3 Month U.S. T-BILL FLAT	0.11	15,000,000	[b]	15,000,000
2/5/2021, 3 Month U.S. T-BILL FLAT	0.12	8,248,900	[b]	8,248,900
2/5/2021, 3 Month U.S. T-BILL FLAT	0.12	44,214,104	[b]	44,214,104
2/5/2021, 3 Month U.S. T-BILL FLAT	0.12	22,000,000	[b]	22,000,000
2/5/2021, 3 Month U.S. T-BILL FLAT	0.12	45,000,000	[b]	45,000,000
2/5/2021, 3 Month U.S. T-BILL FLAT	0.12	8,000,000	[b]	8,000,000
2/5/2021, 3 Month U.S. T-BILL FLAT	0.12	23,125,000	[b]	23,125,000
2/5/2021, 3 Month U.S. T-BILL FLAT	0.12	25,000,000	[b]	25,000,000
2/5/2021, 3 Month U.S. T-BILL FLAT	0.12	14,375,000	[b]	14,375,000
2/5/2021, 3 Month U.S. T-BILL FLAT	0.12	13,000,000	[b]	13,000,000
Total U.S. Government Agencies (cost $16,999,395,529)				16,999,395,529
U.S. Treasury Bills - 31.5%
3/9/2021	0.08	662,800,000	[a]	662,744,912
3/23/2021	0.11	500,000,000	[a]	499,923,611
4/27/2021	0.09	820,000,000	[a]	819,831,476
5/4/2021	0.09	1,500,000,000	[a]	1,499,655,000
5/11/2021	0.09	250,000,000	[a]	249,939,844
5/18/2021	0.07	800,000,000	[a]	799,825,000
6/1/2021	0.10	390,000,000	[a]	389,876,500
2/4/2021	0.08	145,000,000	[a]	144,999,033
2/11/2021	0.09	1,840,250,000	[a]	1,840,202,522
2/18/2021	0.12	375,000,000	[a]	374,979,193
2/25/2021	0.11	2,050,000,000	[a]	2,049,855,833
3/4/2021	0.11	254,500,000	[a]	254,477,252
3/11/2021	0.11	789,055,000	[a]	788,960,921
3/18/2021	0.12	1,500,000,000	[a]	1,499,775,000
3/25/2021	0.11	2,450,000,000	[a]	2,449,613,322
4/15/2021	0.11	263,825,000	[a]	263,764,815
4/22/2021	0.09	750,000,000	[a]	749,852,222
4/29/2021	0.10	3,150,000,000	[a]	3,149,240,562
5/13/2021	0.09	200,000,000	[a]	199,950,903
5/20/2021	0.09	1,000,000,000	[a]	999,730,000
5/27/2021	0.08	1,975,000,000	[a]	1,974,480,104

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Cash Management(continued)
U.S. Treasury Bills - 31.5%(continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
7/1/2021	0.10	250,000,000	[a]	249,901,042
7/8/2021	0.09	1,500,000,000	[a]	1,499,411,250
7/15/2021	0.09	2,500,000,000	[a]	2,498,975,000
7/29/2021	0.08	1,250,000,000	[a]	1,249,505,556
8/5/2021	0.07	1,000,000,000	[a]	999,620,833
Total U.S. Treasury Bills (cost $28,159,091,706)				28,159,091,706
U.S. Treasury Notes - 2.6%
7/15/2021	2.63	245,000,000		247,754,359
7/31/2021	1.13	471,408,000		473,747,944
7/31/2021	1.75	320,000,000		322,577,932
7/31/2021	2.25	150,000,000		151,574,002
8/15/2021	2.13	301,000,000		304,279,644
9/15/2021	2.75	550,414,900		559,343,109
10/31/2021	1.50	300,000,000		303,128,940
Total U.S. Treasury Notes (cost $2,362,405,930)				2,362,405,930
U.S. Treasury Floating Rate Notes - 4.9%
2/2/2021, 3 Month U.S. T-BILL +.05%	0.13	500,000,000	[b]	499,989,887
2/2/2021, 3 Month U.S. T-BILL +.06%	0.14	350,000,000	[b]	349,958,052
2/2/2021, 3 Month U.S. T-BILL +.14%	0.22	1,095,000,000	[b]	1,095,010,561
2/2/2021, 3 Month U.S. T-BILL +.15%	0.23	550,000,000	[b]	549,977,086
2/2/2021, 3 Month U.S. T-BILL +.22%	0.30	250,000,000	[b]	249,914,017
2/2/2021, 3 Month U.S. T-BILL +.30%	0.38	1,640,000,000	[b]	1,640,755,051
Total U.S. Treasury Floating Rate Notes (cost $4,385,604,654)				4,385,604,654
Repurchase Agreements - 43.5%
ABN Amro Bank, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $575,002,396 (fully collateralized by: original par of $499,644,262, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-3.50%, due 7/20/47-1/20/51, valued at $376,464,849, original par of $176,622,628, U.S. Treasuries (including strips), 0.63%-5.50%, due 1/15/22-2/15/44, valued at $210,035,182)	0.05	575,000,000		575,000,000
Banco Santander, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $2,000,010,000 (fully collateralized by: original par of $1,184,734,350, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.12%-5.00%, due 12/1/28-9/1/50, valued at $657,908,911, original par of $2,411,070,568, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-6.00%, due 7/1/27-9/1/57, valued at $1,382,091,090)	0.06	2,000,000,000		2,000,000,000
Bank of America Securities, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $2,000,006,667 (fully collateralized by: original par of $1,981,831,400, U.S. Treasuries (including strips), 0.00%-3.13%, due 1/31/21-11/15/30, valued at $2,040,000,035)	0.04	2,000,000,000		2,000,000,000
Bank of America Securities, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $120,000,500 (fully collateralized by: original par of $520,595,528, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.25%-4.08%, due 3/20/21-11/15/60, valued at $122,400,000)	0.05	120,000,000		120,000,000

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 43.5%(continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)

Bank of America Securities, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $350,001,750 (fully collateralized by: original par of $952,832,086, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.00%-3.38%, due 11/25/24-10/25/49, valued at $30,873,654, original par of $539,530,643, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 1.50%-5.00%, due 1/1/30-2/1/51, valued at $325,045,842, original par of $508,412,935, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 5.00%-7.47%, due 12/25/34-8/25/44, valued at $2,960,162)

	0.06	350,000,000		350,000,000

Bank of America Securities, OBFR+.06%, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at interest rate reset date of 2/1/2021 in the amount of $875,009,479 and maturity date of 5/4/2021 (fully collateralized by: original par of $3,353,531,895, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.00%-9.04%, due 3/15/32-8/15/57, valued at $146,057,868, original par of $2,640,278,427, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 2.00%-6.02%, due 2/1/35-2/25/51, valued at $263,732,915, original par of $8,638,922,434, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-20.30%, due 9/25/21-9/25/60, valued at $447,469,913, original par of $396,550,921, Federal National Mortgage Association Agency Debentures and Agency Strips, 0.00%-8.00%, due 10/25/22-5/1/45, valued at $4,789,154, original par of $679,320,085, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.00%-1.37%, due 7/25/29-5/25/49, valued at $60,710,521, original par of $145,752,247, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 5.92%, due 12/20/49, valued at $21,685,222)

	0.13	875,000,000	[d]	875,000,000

Bank of Montreal, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $808,004,040 (fully collateralized by: original par of $634,989,748, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.43%-6.50%, due 5/15/25-4/15/49, valued at $103,253,790, original par of $469,910,707, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 1.50%-5.87%, due 2/15/38-2/25/51, valued at $37,873,638, original par of $2,817,795,154, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.04%-6.47%, due 1/25/23-1/25/51, valued at $135,680,566, original par of $61,134,406, Federal National Mortgage Association Agency Debentures and Agency Strips, 1.50%-3.50%, due 11/25/24-11/1/44, valued at $8,466,143, original par of $360,423,051, Federal National Mortgage Association Agency Mortgage-Backed Securities, 0.33%-0.75%, due 11/25/24-11/25/28, valued at $7,392,522, original par of $4,693,615,287, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.32%-6.62%, due 6/16/28-12/20/70, valued at $579,754,651)

	0.06	808,000,000		808,000,000
Bank of Nova Scotia, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $94,000,313 (fully collateralized by: original par of $83,854,819, U.S. Treasuries (including strips), 0.00%-7.13%, due 1/31/21-11/15/50, valued at $95,880,320)	0.04	94,000,000		94,000,000
Bank of Nova Scotia, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $100,000,333 (fully collateralized by: original par of $93,904,500, U.S. Treasuries (including strips), 2.00%, due 11/15/26, valued at $102,000,349)	0.04	100,000,000		100,000,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 43.5%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
Barclays Bank, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $1,000,003,333 (fully collateralized by: original par of $780,312,200, U.S. Treasuries (including strips), 0.14%-0.75%, due 1/31/21-2/15/45, valued at $1,020,000,041)	0.04	1,000,000,000	1,000,000,000
BNP Paribas, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $500,001,667 (fully collateralized by: original par of $482,314,987, U.S. Treasuries (including strips), 0.00%-7.88%, due 2/15/21-5/15/47, valued at $510,000,000)	0.04	500,000,000	500,000,000

Canadian Imperial Bank of Commerce, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $400,002,000 (fully collateralized by: original par of $89,516,898, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 2.43%-14.12%, due 9/15/30-9/15/48, valued at $3,329,305, original par of $239,321,610, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 2.50%-5.97%, due 1/15/43-10/25/50, valued at $24,692,969, original par of $131,017,111, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.74%-4.50%, due 10/1/38-1/1/50, valued at $45,639,034, original par of $345,371,489, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 3.00%-12.08%, due 3/25/38-10/25/50, valued at $20,216,929, original par of $93,530,063, Federal National Mortgage Association Agency Debentures and Agency Strips, 3.00%-3.50%, due 2/1/43-8/1/43, valued at $2,106,521, original par of $546,947,042, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-4.50%, due 11/1/25-12/1/50, valued at $285,253,644, original par of $602,151,306, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.40%-5.97%, due 12/20/27-2/20/70, valued at $26,749,836, original par of $11,053,823, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-5.00%, due 1/15/41-5/20/69, valued at $3,972,238)

	0.06	400,000,000	400,000,000

Canadian Imperial Bank of Commerce, Tri-Party Agreement thru BNY Mellon, dated 1/27/2021, due at 2/5/2021 in the amount of $300,005,250 (fully collateralized by: original par of $256,862,644, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 3.00%-5.00%, due 5/1/29-9/1/50, valued at $137,390,785, original par of $145,897,666, Federal National Mortgage Association Agency Mortgage-Backed Securities, 3.00%-4.00%, due 7/1/43-3/1/50, valued at $79,690,521, original par of $189,502,031, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-5.00%, due 7/20/46-5/20/69, valued at $88,918,694)

	0.07	300,000,000	300,000,000
Citigroup Global Markets, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $1,020,003,400 (fully collateralized by: original par of $796,107,000, U.S. Treasuries (including strips), 0.38%-3.75%, due 11/15/22-2/15/49, valued at $1,040,400,004)	0.04	1,020,000,000	1,020,000,000
Citigroup Global Markets, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $250,001,042 (fully collateralized by: original par of $68,518,000, Tennessee Valley Authority Agency Debentures and Agency Strips, 0.00%-6.75%, due 2/15/21-9/15/65, valued at $102,374,818, original par of $149,147,200, U.S. Treasuries (including strips), 0.13%-1.88%, due 8/31/22-10/31/22, valued at $152,625,229)	0.05	250,000,000	250,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $317,001,057 (fully collateralized by: original par of $273,502,687, U.S. Treasuries (including strips), 1.13%-3.88%, due 8/15/40-2/15/50, valued at $323,340,019)	0.04	317,000,000	317,000,000

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 43.5%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
Credit Agricole CIB, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $1,579,005,263 (fully collateralized by: original par of $1,386,089,194, U.S. Treasuries (including strips), 0.25%-3.88%, due 1/15/25-2/15/50, valued at $1,610,580,013)	0.04	1,579,000,000	1,579,000,000
Daiwa Capital Markets America, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $300,001,250 (fully collateralized by: original par of $296,229,184, U.S. Treasuries (including strips), 0.00%-4.75%, due 2/2/21-5/15/49, valued at $306,000,003)	0.05	300,000,000	300,000,000

Daiwa Capital Markets America, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $1,200,006,000 (fully collateralized by: original par of $16,755,000, Federal Agricultural Mortgage Corp Agency Debentures and Agency Strips, 0.48%, due 1/15/26, valued at $16,750,202, original par of $455,917,540, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-6.50%, due 7/1/27-1/1/51, valued at $221,262,735, original par of $1,205,893,629, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.82%-6.00%, due 10/1/23-2/1/51, valued at $556,455,177, original par of $490,360,729, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-5.50%, due 9/20/35-1/20/51, valued at $354,247,186, original par of $71,525,414, U.S. Treasuries (including strips), 0.00%-2.63%, due 7/1/21-2/15/50, valued at $75,284,699)

	0.06	1,200,000,000	1,200,000,000
Deutsche Bank Securities, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $600,002,000 (fully collateralized by: original par of $486,630,311, U.S. Treasuries (including strips), 0.00%-3.88%, due 4/15/21-2/15/50, valued at $612,000,013)	0.04	600,000,000	600,000,000
DNB Bank, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $1,500,005,000 (fully collateralized by: original par of $1,320,938,700, U.S. Treasuries (including strips), 0.13%-2.88%, due 11/15/21-8/15/30, valued at $1,530,000,238)	0.04	1,500,000,000	1,500,000,000
Fixed Income Clearing, Tri-Party Agreement thru State Street, dated 1/29/2021, due at 2/1/2021 in the amount of $1,000,003,333 (fully collateralized by: original par of $1,000,000,076, U.S. Treasuries (including strips), 1.13%-4.38%, due 8/15/40-5/15/50, valued at $1,020,000,077)	0.04	1,000,000,000	1,000,000,000
HSBC Securities USA, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $500,001,667 (fully collateralized by: original par of $579,207,128, U.S. Treasuries (including strips), 0.00%-8.13%, due 2/15/21-8/15/49, valued at $510,000,000)	0.04	500,000,000	500,000,000
HSBC Securities USA, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $420,001,750 (fully collateralized by: original par of $1,003,509,533, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.75%-5.00%, due 7/20/34-2/20/50, valued at $428,400,000)	0.05	420,000,000	420,000,000

HSBC Securities USA, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $150,000,750 (fully collateralized by: original par of $23,888,040, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 3.18%-3.75%, due 7/1/33-9/1/33, valued at $5,824,520, original par of $181,875,154, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-6.50%, due 4/1/25-1/1/51, valued at $104,940,970, original par of $40,792,800, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.00%, due 11/20/50, valued at $42,234,511)

	0.06	150,000,000	150,000,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 43.5%(continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
ING Financial Markets, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $194,000,647 (fully collateralized by: original par of $194,177,820, U.S. Treasuries (including strips), 0.00%-4.63%, due 3/4/21-8/15/50, valued at $197,880,014)	0.04	194,000,000		194,000,000
ING Financial Markets, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $436,001,453 (fully collateralized by: original par of $422,977,988, U.S. Treasuries (including strips), 0.00%-5.50%, due 3/4/21-5/15/50, valued at $444,720,015)	0.04	436,000,000		436,000,000
ING Financial Markets, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $300,001,000 (fully collateralized by: original par of $299,920,400, U.S. Treasuries (including strips), 0.00%-6.00%, due 3/11/21-8/15/49, valued at $306,000,043)	0.04	300,000,000		300,000,000

ING Financial Markets, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $200,000,833 (fully collateralized by: original par of $11,492,323, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.98%-3.10%, due 7/1/48-9/1/49, valued at $7,317,450, original par of $132,192,065, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-4.50%, due 8/1/34-9/1/57, valued at $94,682,583, original par of $137,368,937, Government National Mortgage Association Agency Mortgage-Backed Securities, 3.00%, due 10/20/49, valued at $86,160,100, original par of $15,844,400, U.S. Treasuries (including strips), 0.00%-0.00%, due 4/22/21-9/9/21, valued at $15,839,897)

	0.05	200,000,000		200,000,000

ING Financial Markets, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $100,000,500 (fully collateralized by: original par of $4,000, Federal Farm Credit Bank Agency Debentures and Agency Strips, 0.00%, due 2/26/21, valued at $4,000, original par of $1,850,000, Federal Home Loan Banks Agency Debentures and Agency Strips, 3.00%, due 10/12/21, valued at $1,904,208, original par of $31,013,384, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-7.00%, due 3/15/31-12/1/50, valued at $31,635,013, original par of $374,848, Federal National Mortgage Association Agency Mortgage-Backed Securities, 4.00%, due 5/1/47, valued at $213,826, original par of $68,278,400, U.S. Treasuries (including strips), 0.00%, due 9/9/21, valued at $68,243,032)

	0.06	100,000,000		100,000,000
JP Morgan Securities, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $950,003,167 (fully collateralized by: original par of $911,152,800, U.S. Treasuries (including strips), 0.00%-2.88%, due 3/2/21-1/15/26, valued at $969,000,022)	0.04	950,000,000		950,000,000

JP Morgan Securities, 1 Month SOFR +.01%, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at interest rate reset date of 2/1/2021 in the amount of $2,700,168,000 and maturity date of 2/5/2021 (fully collateralized by: original par of $1,268,127,050, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 1.50%-7.50%, due 5/1/26-2/1/51, valued at $803,732,741, original par of $334,996, Federal National Mortgage Association Agency Debentures and Agency Strips, 3.50%, due 3/1/39, valued at $24,083, original par of $2,350,672,904, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-6.50%, due 2/1/29-2/1/51, valued at $1,950,243,176)

	0.05	2,700,000,000	[b]	2,700,000,000

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 43.5%(continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
JP Morgan Securities, 1 Month SOFR +.03%, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at interest rate reset date of 2/1/2021 in the amount of $350,027,222 and maturity date of 4/30/2021 (fully collateralized by: original par of $347,432,361, U.S. Treasuries (including strips), 0.00%-7.88%, due 2/15/21-11/30/25, valued at $357,000,005)	0.07	350,000,000	[d]	350,000,000

JP Morgan Securities, 1 Month SOFR +.05%, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at interest rate reset date of 2/1/2021 in the amount of $500,047,222 and maturity date of 4/30/2021 (fully collateralized by: original par of $34,906,496, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 5.50%, due 12/15/36, valued at $83,427, original par of $96,309,985, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-6.00%, due 4/1/26-12/1/50, valued at $58,113,583, original par of $502,883,520, Federal National Mortgage Association Agency Debentures and Agency Strips, 3.50%-6.00%, due 1/1/34-12/1/45, valued at $6,463,841, original par of $652,739,343, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.82%-6.50%, due 12/1/27-12/1/50, valued at $443,246,386, original par of $2,420,912, Government National Mortgage Association Agency Mortgage-Backed Securities, 0.00%, due 7/20/34, valued at $2,092,764)

	0.11	500,000,000	[d]	500,000,000
Mizuho Securities USA, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $1,000,003,333 (fully collateralized by: original par of $1,020,131,200, U.S. Treasuries (including strips), 0.00%-0.00%, due 2/2/21-12/30/21, valued at $1,020,000,019)	0.04	1,000,000,000		1,000,000,000
MUFG Securities (Canada), Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $250,000,833 (fully collateralized by: original par of $210,573,400, U.S. Treasuries (including strips), 0.63%-3.75%, due 1/31/23-2/15/49, valued at $255,000,013)	0.04	250,000,000		250,000,000

MUFG Securities (Canada), Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $2,200,011,000 (fully collateralized by: original par of $629,018,874, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 3.00%-4.50%, due 12/1/40-9/1/49, valued at $336,585,649, original par of $2,341,772,328, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-6.00%, due 11/1/35-2/1/51, valued at $1,665,181,078, original par of $428,496,324, Government National Mortgage Association Agency Mortgage-Backed Securities, 3.00%-3.50%, due 5/20/47-6/20/50, valued at $203,797,674, original par of $29,383,700, U.S. Treasuries (including strips), 0.00%-6.38%, due 4/22/21-11/15/30, valued at $38,435,691)

	0.06	2,200,000,000		2,200,000,000
Natixis, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $2,200,007,333 (fully collateralized by: original par of $1,780,932,944, U.S. Treasuries (including strips), 0.00%-4.50%, due 2/4/21-11/15/50, valued at $2,244,000,030)	0.04	2,200,000,000		2,200,000,000
Nomura Securities International, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $400,001,333 (fully collateralized by: original par of $415,605,478, U.S. Treasuries (including strips), 0.00%-8.13%, due 2/15/21-11/15/50, valued at $408,000,063)	0.04	400,000,000		400,000,000
Nomura Securities International, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $800,002,667 (fully collateralized by: original par of $796,275,076, U.S. Treasuries (including strips), 0.00%-6.25%, due 2/18/21-8/15/49, valued at $816,000,068)	0.04	800,000,000		800,000,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 43.5%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)

Nomura Securities International, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $1,600,008,000 (fully collateralized by: original par of $726,767,018, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 1.50%-5.50%, due 11/1/28-2/1/51, valued at $712,159,896, original par of $754,870,388, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-5.50%, due 3/1/22-8/1/58, valued at $730,398,607, original par of $331,097,728, Government National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-5.50%, due 11/15/39-11/20/69, valued at $189,533,918)

	0.06	1,600,000,000	1,600,000,000
Prudential Insurance Company of America, dated 1/29/2021, due at 2/1/2021 in the amount of $52,824,058 (fully collateralized by: original par of $72,000,000, U.S. Treasuries (including strips), 0.00%-0.00%, due 11/15/35-2/15/43, valued at $53,880,225)	0.07	52,823,750	52,823,750
Prudential Legacy Insurance Company of New Jersey, dated 1/29/2021, due at 2/1/2021 in the amount of $239,001,394 (fully collateralized by: original par of $350,000,000, U.S. Treasuries (including strips), 0.00%-0.00%, due 11/15/37-2/15/45, valued at $243,780,000)	0.07	239,000,000	239,000,000
RBC Dominion Securities, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $1,850,006,167 (fully collateralized by: original par of $1,847,762,600, U.S. Treasuries (including strips), 0.13%-2.75%, due 4/30/21-11/15/24, valued at $1,887,000,061)	0.04	1,850,000,000	1,850,000,000
Royal Bank of Canada, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $300,001,000 (fully collateralized by: original par of $264,545,300, U.S. Treasuries (including strips), 0.13%-3.38%, due 10/15/22-2/15/48, valued at $306,000,077)	0.04	300,000,000	300,000,000
Royal Bank of Canada, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $600,002,000 (fully collateralized by: original par of $560,281,900, U.S. Treasuries (including strips), 0.13%-5.25%, due 2/28/21-2/15/49, valued at $612,000,041)	0.04	600,000,000	600,000,000

Royal Bank of Canada, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $1,810,009,050 (fully collateralized by: original par of $7,534,591,345, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 1.00%-32.62%, due 12/15/23-8/15/57, valued at $326,975,253, original par of $1,164,421,081, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 1.50%-6.00%, due 10/15/27-2/25/51, valued at $130,032,527, original par of $2,362,057, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 4.00%, due 6/1/42, valued at $774,353, original par of $12,155,166,098, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-9.00%, due 12/25/27-11/25/59, valued at $797,198,621, original par of $60,337,221, Federal National Mortgage Association Agency Debentures and Agency Strips, 3.00%-6.50%, due 1/1/33-2/1/43, valued at $2,249,797, original par of $4,930,158, Federal National Mortgage Association Agency Mortgage-Backed Securities, 3.50%-5.50%, due 9/1/35-3/1/47, valued at $2,316,683, original par of $10,420,463,614, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-7.47%, due 11/20/26-1/20/51, valued at $666,112,702, original par of $64,408,640, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-7.25%, due 6/15/24-1/20/51, valued at $27,177,660)

	0.06	1,810,000,000	1,810,000,000

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 43.5%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)

Societe Generale, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $600,002,000 (fully collateralized by: original par of $24,139,178, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.44%-4.50%, due 9/1/48-10/1/48, valued at $13,471,710, original par of $5,359,007, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.10%-3.50%, due 12/1/27-3/1/42, valued at $1,951,117, original par of $56,438,087, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-4.00%, due 7/20/42-12/20/50, valued at $55,198,570, original par of $492,400,439, U.S. Treasuries (including strips), 0.00%-8.00%, due 2/4/21-2/15/50, valued at $541,378,604)

	0.04	600,000,000	600,000,000

Societe Generale, Tri-Party Agreement thru BNY Mellon, dated 1/27/2021, due at 2/3/2021 in the amount of $300,002,916 (fully collateralized by: original par of $22,691, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.78%-1.13%, due 9/15/22-8/15/38, valued at $221, original par of $48,965,080, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 4.00%-5.00%, due 6/1/30-3/1/49, valued at $31,445,104, original par of $561,042, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.83%-1.13%, due 5/25/23-11/25/39, valued at $1,037, original par of $214,481,621, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.77%-4.00%, due 11/1/26-12/1/50, valued at $171,179,351, original par of $35,521, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.43%-0.68%, due 3/16/33-5/16/33, valued at $539, original par of $99,343,589, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-2.50%, due 10/20/50-12/20/50, valued at $103,084,799, original par of $268,900, U.S. Treasuries (including strips), 0.00%-2.13%, due 6/17/21-8/31/27, valued at $289,048)

	0.05	300,000,000	300,000,000
UBS Securities, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $300,001,000 (fully collateralized by: original par of $278,648,960, U.S. Treasuries (including strips), 0.00%-8.13%, due 1/31/21-8/15/50, valued at $306,000,052)	0.04	300,000,000	300,000,000
Wells Fargo Securities, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $400,001,333 (fully collateralized by: original par of $330,390,100, U.S. Treasuries (including strips), 0.00%-4.63%, due 8/31/21-5/15/40, valued at $408,000,062)	0.04	400,000,000	400,000,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 43.5%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
Wells Fargo Securities, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $300,001,500 (fully collateralized by: original par of $1,353,902,254, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.34%-6.60%, due 3/1/25-6/1/51, valued at $306,000,000)	0.06	300,000,000	300,000,000
Total Repurchase Agreements (cost $38,889,823,750)			38,889,823,750
Total Investments (cost $90,796,321,569)		101.5%	90,796,321,569
Liabilities, Less Cash and Receivables		(1.5%)	(1,311,699,937)
Net Assets		100.0%	89,484,621,632

a Security is a discount security. Income is recognized through the accretion of discount.
b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
d Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of January 31, 2021 and changes periodically. The maturity date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At January 31, 2021, these securities amounted to $1,725,000,000 or 1.93% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	43.5
U.S. Treasury Securities	39.0
U.S. Government Agencies	19.0
101.5

† Based on net assets.
See notes to financial statements.

Dreyfus Government Securities Cash Management
U.S. Government Agencies - 47.9%	Annualized Yield (%)	Principal Amount ($)		Value ($)
Federal Farm Credit Banks:
3/4/2021	0.04	35,000,000	[a]	34,998,794
3/26/2021	0.10	20,000,000	[a]	19,997,056
6/21/2021	0.09	6,000,000	[a]	5,997,900
7/14/2021	0.09	25,000,000	[a]	24,989,813
2/1/2021, 3 Month U.S. T-BILL +.17%	0.25	125,000,000	[b]	124,987,388
2/2/2021, 3 Month SOFR +.08%	0.14	33,000,000	[b]	33,000,000
2/2/2021, 3 Month SOFR +.20%	0.26	65,000,000	[b]	65,000,000
Federal Home Loan Banks:
2/1/2021	0.00	100,000,000	[a]	100,000,000
2/1/2021, 3 Month SOFR +.02%	0.06	50,000,000	[b]	50,000,000
2/1/2021, SOFR +.02%	0.06	50,000,000	[b]	50,000,000
2/1/2021, 3 Month SOFR +.02%	0.06	100,000,000	[b]	100,000,000
2/1/2021, 3 Month SOFR +.04%	0.08	20,000,000	[b]	20,000,000
2/1/2021, 3 Month SOFR +.04%	0.08	25,000,000	[b]	25,000,000
2/1/2021, 3 Month SOFR +.06%	0.10	25,000,000	[b]	25,000,000
2/1/2021, 3 Month SOFR +.07%	0.11	73,000,000	[b]	73,000,000
2/1/2021, 3 Month SOFR +.07%	0.11	50,000,000	[b]	50,000,000
2/1/2021, 3 Month SOFR +.08%	0.12	25,000,000	[b]	25,000,000
2/1/2021, 3 Month SOFR +.08%	0.12	50,000,000	[b]	50,000,000
2/1/2021, 3 Month SOFR +.23%	0.27	50,000,000	[b]	50,000,000
2/9/2021	0.07	75,000,000	[a]	74,998,833
2/12/2021	0.06	75,000,000	[a]	74,998,740
3/15/2021	0.08	100,000,000	[a]	99,990,667
3/24/2021	0.06	100,000,000	[a]	99,992,208
3/29/2021	0.09	100,000,000	[a]	99,986,778
3/31/2021	0.08	100,000,000	[a]	99,987,917
4/5/2021	0.08	250,000,000	[a]	249,967,187
4/8/2021	0.09	100,000,000	[a]	99,984,417
4/9/2021	0.11	100,000,000	[a]	99,979,714
4/19/2021	0.08	50,000,000	[a]	49,991,444
4/23/2021	0.08	75,000,000	[a]	74,987,344
5/18/2021	0.09	25,000,000		25,000,000
7/14/2021	0.09	50,000,000	[a]	49,979,625
Total U.S. Government Agencies (cost $2,126,815,825)				2,126,815,825
U.S. Treasury Bills - 37.1%
2/16/2021	0.08	150,000,000	[a]	149,995,000
2/23/2021	0.07	18,000,000	[a]	17,999,285
3/2/2021	0.06	127,000,000	[a]	126,993,862
3/30/2021	0.08	100,000,000	[a]	99,988,125
4/13/2021	0.10	90,000,000	[a]	89,983,138
5/4/2021	0.08	140,000,000	[a]	139,971,378
2/4/2021	0.03	265,000,000	[a]	264,999,334
2/18/2021	0.11	55,000,000	[a]	54,997,249
2/25/2021	0.12	100,000,000	[a]	99,992,333
3/4/2021	0.11	50,000,000	[a]	49,995,264
3/11/2021	0.12	50,000,000	[a]	49,993,667
3/18/2021	0.07	100,000,000	[a]	99,991,125
4/15/2021	0.11	50,000,000	[a]	49,988,594
4/22/2021	0.14	50,000,000	[a]	49,985,000
5/20/2021	0.09	100,000,000	[a]	99,973,000
5/27/2021	0.07	100,000,000	[a]	99,977,639

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Securities Cash Management(continued)
U.S. Treasury Bills - 37.1%(continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
7/22/2021	0.09	100,000,000	[a]	99,957,250
Total U.S. Treasury Bills (cost $1,644,781,243)				1,644,781,243
U.S. Treasury Notes - 5.0%
2/15/2021	7.88	166,547,000		167,039,492
3/31/2021	2.25	50,000,000		50,170,862
7/31/2021	1.13	5,000,000		5,024,865
Total U.S. Treasury Notes (cost $222,235,219)				222,235,219
U.S. Treasury Floating Rate Notes - 4.9%
2/2/2021, 3 Month U.S. T-BILL +.06%	0.14	100,000,000	[b]	99,986,753
2/2/2021, 3 Month U.S. T-BILL +.14%	0.22	50,000,000	[b]	50,001,035
2/2/2021, 3 Month U.S. T-BILL +.15%	0.23	50,000,000	[b]	49,996,923
2/2/2021, 3 Month U.S. T-BILL +.30%	0.38	15,000,000	[b]	15,011,664
Total U.S. Treasury Floating Rate Notes (cost $214,996,375)				214,996,375
Total Investments (cost $4,208,828,662)		94.9%		4,208,828,662
Cash and Receivables (Net)		5.1%		227,881,873
Net Assets		100.0%		4,436,710,535

a Security is a discount security. Income is recognized through the accretion of discount.
b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Agencies	47.0
U.S. Treasury Securities	47.9
94.9

† Based on net assets.
See notes to financial statements.

Dreyfus Treasury Obligations Cash Management
U.S. Treasury Bills - 46.4%	Annualized Yield (%)	Principal Amount ($)		Value ($)
2/2/2021	0.11	232,750,000	[a]	232,749,289
3/2/2021	0.10	379,000,000	[a]	378,969,469
3/9/2021	0.09	150,000,000	[a]	149,987,250
3/23/2021	0.11	500,000,000	[a]	499,923,611
3/30/2021	0.11	250,000,000	[a]	249,958,438
4/27/2021	0.09	1,155,000,000	[a]	1,154,763,151
5/4/2021	0.09	300,000,000	[a]	299,931,000
5/11/2021	0.09	250,000,000	[a]	249,941,563
5/18/2021	0.07	500,000,000	[a]	499,890,625
7/6/2021	0.08	300,000,000	[a]	299,903,750
2/4/2021	0.05	276,000,000	[a]	275,998,965
2/11/2021	0.10	1,222,000,000	[a]	1,221,966,772
2/18/2021	0.12	1,075,000,000	[a]	1,074,942,176
2/25/2021	0.10	800,000,000	[a]	799,947,983
3/11/2021	0.07	230,000,000	[a]	229,983,006
3/18/2021	0.12	500,000,000	[a]	499,925,000
3/25/2021	0.11	500,000,000	[a]	499,920,556
4/15/2021	0.10	450,000,000	[a]	449,912,552
4/22/2021	0.09	300,000,000	[a]	299,940,000
4/29/2021	0.10	850,000,000	[a]	849,804,854
5/6/2021	0.09	500,000,000	[a]	499,889,028
5/13/2021	0.09	50,000,000	[a]	49,987,726
5/20/2021	0.09	400,000,000	[a]	399,892,000
5/27/2021	0.08	650,000,000	[a]	649,832,292
6/3/2021	0.09	200,000,000	[a]	199,939,000
7/8/2021	0.09	260,000,000	[a]	259,897,950
7/29/2021	0.08	400,000,000	[a]	399,841,778
Total U.S. Treasury Bills (cost $12,677,639,784)				12,677,639,784
U.S. Treasury Notes - 5.5%
2/15/2021	3.63	122,000,000		122,164,302
2/28/2021	2.50	241,000,000		241,430,016
6/30/2021	1.13	150,000,000		150,626,088
6/30/2021	1.63	50,000,000		50,308,956
7/15/2021	2.63	150,000,000		151,687,732
7/31/2021	1.13	48,000,000		48,238,707
7/31/2021	1.75	155,000,000		156,248,444
7/31/2021	2.25	182,000,000		183,915,722
10/31/2021	1.25	396,000,000		399,394,339
Total U.S. Treasury Notes (cost $1,504,014,306)				1,504,014,306
U.S. Treasury Floating Rate Notes - 14.5%
2/2/2021, 3 Month U.S. T-BILL +.05%	0.13	250,000,000	[b]	250,000,000
2/2/2021, 3 Month U.S. T-BILL +.06%	0.14	790,000,000	[b]	790,081,181
2/2/2021, 3 Month U.S. T-BILL +.11%	0.19	700,000,000	[b]	700,085,343
2/2/2021, 3 Month U.S. T-BILL +.14%	0.22	565,000,000	[b]	565,008,602
2/2/2021, 3 Month U.S. T-BILL +.15%	0.23	824,790,000	[b]	824,617,903
2/2/2021, 3 Month U.S. T-BILL +.22%	0.30	600,000,000	[b]	599,846,342
2/2/2021, 3 Month U.S. T-BILL +.30%	0.38	223,000,000	[b]	223,101,065
Total U.S. Treasury Floating Rate Notes (cost $3,952,740,436)				3,952,740,436

STATEMENT OF INVESTMENTS (continued)

Dreyfus Treasury Obligations Cash Management(continued)
Repurchase Agreements - 36.1%	Annualized Yield (%)	Principal Amount ($)		Value ($)
ABN Amro Bank, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $380,001,267 (fully collateralized by: original par of $321,854,338, U.S. Treasuries (including strips), 0.13%-6.63%, due 1/15/22-2/15/48, valued at $387,600,009)	0.04	380,000,000		380,000,000
Bank of America Securities, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/5/2021 in the amount of $400,009,778 (fully collateralized by: original par of $348,380,900, U.S. Treasuries (including strips), 0.13%-0.75%, due 4/15/21-1/15/31, valued at $408,000,032)	0.08	400,000,000		400,000,000
Bank of Nova Scotia, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $400,001,333 (fully collateralized by: original par of $356,829,017, U.S. Treasuries (including strips), 0.00%-7.13%, due 1/31/21-11/15/50, valued at $408,001,360)	0.04	400,000,000		400,000,000
Canadian Imperial Bank of Commerce, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $600,002,000 (fully collateralized by: original par of $585,854,600, U.S. Treasuries (including strips), 0.00%-3.38%, due 4/15/22-2/15/50, valued at $612,000,002)	0.04	600,000,000		600,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $564,001,880 (fully collateralized by: original par of $495,094,557, U.S. Treasuries (including strips), 0.25%-3.88%, due 1/15/25-2/15/50, valued at $575,280,005)	0.04	564,000,000		564,000,000
Daiwa Capital Markets America, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $200,000,833 (fully collateralized by: original par of $197,486,123, U.S. Treasuries (including strips), 0.00%-4.75%, due 2/2/21-5/15/49, valued at $204,000,002)	0.05	200,000,000		200,000,000
Deutsche Bank Securities, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $650,002,167 (fully collateralized by: original par of $527,182,837, U.S. Treasuries (including strips), 0.00%-3.88%, due 4/15/21-2/15/50, valued at $663,000,014)	0.04	650,000,000		650,000,000
Fixed Income Clearing, Tri-Party Agreement thru State Street, dated 1/29/2021, due at 2/1/2021 in the amount of $2,000,006,667 (fully collateralized by: original par of $2,000,000,017, U.S. Treasuries (including strips), 0.13%-4.63%, due 7/15/30-8/15/40, valued at $2,040,000,017)	0.04	2,000,000,000		2,000,000,000
ING Financial Markets, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $146,000,487 (fully collateralized by: original par of $146,133,824, U.S. Treasuries (including strips), 0.00%-4.63%, due 3/4/21-8/15/50, valued at $148,920,011)	0.04	146,000,000		146,000,000
JP Morgan Securities, 1 Month SOFR +.03%, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at interest rate reset date of 2/1/2021 in the amount of $150,011,667 and maturity date of 4/30/2021 (fully collateralized by: original par of $149,617,700, U.S. Treasuries (including strips), 0.00%-2.38%, due 2/4/21-7/31/24, valued at $153,000,070)	0.07	150,000,000	[c]	150,000,000
JP Morgan Securities, 1 Month SOFR +.03%, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at interest rate reset date of 2/1/2021 in the amount of $500,039,444 and maturity date of 4/30/2021 (fully collateralized by: original par of $493,195,200, U.S. Treasuries (including strips), 0.00%-2.50%, due 8/31/21-6/30/24, valued at $510,000,020)	0.09	500,000,000	[c]	500,000,000
MUFG Securities (Canada), Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $100,000,333 (fully collateralized by: original par of $94,422,100, U.S. Treasuries (including strips), 0.00%-8.13%, due 4/30/21-2/15/49, valued at $102,000,054)	0.04	100,000,000		100,000,000

Dreyfus Treasury Obligations Cash Management(continued)
Repurchase Agreements - 36.1%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
Nomura Securities International, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $600,002,000 (fully collateralized by: original par of $694,279,386, U.S. Treasuries (including strips), 0.00%-8.00%, due 2/15/21-5/15/49, valued at $612,000,074)	0.04	600,000,000	600,000,000
Prudential Insurance Company of America, dated 1/29/2021, due at 2/1/2021 in the amount of $52,875,308 (fully collateralized by: original par of $60,000,000, U.S. Treasuries (including strips), 0.00%, due 5/15/30, valued at $53,932,500)	0.07	52,875,000	52,875,000
Prudential Legacy Insurance Company of New Jersey, dated 1/29/2021, due at 2/1/2021 in the amount of $234,926,370 (fully collateralized by: original par of $360,000,000, U.S. Treasuries (including strips), 0.00%-0.00%, due 5/15/37-2/15/45, valued at $239,623,500)	0.07	234,925,000	234,925,000
RBC Dominion Securities, Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $2,600,008,667 (fully collateralized by: original par of $2,540,389,800, U.S. Treasuries (including strips), 0.13%-2.88%, due 2/15/21-11/30/24, valued at $2,652,000,000)	0.04	2,600,000,000	2,600,000,000
TD Securities (USA), Tri-Party Agreement thru BNY Mellon, dated 1/29/2021, due at 2/1/2021 in the amount of $300,001,000 (fully collateralized by: original par of $482,560,600, U.S. Treasuries (including strips), 0.00%-0.00%, due 5/15/34-11/15/50, valued at $306,000,009)	0.04	300,000,000	300,000,000
Total Repurchase Agreements (cost $9,877,800,000)			9,877,800,000
Total Investments (cost $28,012,194,526)		102.5%	28,012,194,526
Liabilities, Less Cash and Receivables		(2.5%)	(687,074,979)
Net Assets		100.0%	27,325,119,547

a Security is a discount security. Income is recognized through the accretion of discount.
b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
c Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of January 31, 2021 and changes periodically. The maturity date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At January 31, 2021, these securities amounted to $650,000,000 or 2.38% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Securities	66.4
Repurchase Agreements	36.1
102.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS (continued)

Dreyfus Treasury Securities Cash Management
U.S. Treasury Bills - 86.5%	Annualized Yield (%)	Principal Amount ($)		Value ($)
2/2/2021	0.08	973,600,000	[a]	973,597,827
2/9/2021	0.07	533,000,000	[a]	532,991,816
2/16/2021	0.08	600,000,000	[a]	599,980,208
2/23/2021	0.05	684,000,000	[a]	683,977,942
3/2/2021	0.09	500,000,000	[a]	499,962,743
3/9/2021	0.08	324,000,000	[a]	323,974,310
3/16/2021	0.08	500,000,000	[a]	499,955,208
3/23/2021	0.08	850,000,000	[a]	849,903,993
3/30/2021	0.08	100,000,000	[a]	99,988,125
4/6/2021	0.10	740,537,500	[a]	740,412,263
4/20/2021	0.09	1,345,000,000	[a]	1,344,744,713
4/27/2021	0.09	800,000,000	[a]	799,839,444
5/11/2021	0.09	849,000,000	[a]	848,801,546
5/18/2021	0.04	950,000,000	[a]	949,778,667
6/15/2021	0.09	250,000,000	[a]	249,920,903
6/22/2021	0.09	800,000,000	[a]	799,733,667
2/4/2021	0.07	2,151,000,000	[a]	2,150,986,776
2/11/2021	0.09	2,352,000,000	[a]	2,351,940,658
2/18/2021	0.08	289,599,000	[a]	289,588,743
2/25/2021	0.09	1,150,000,000	[a]	1,149,931,833
3/4/2021	0.09	1,409,608,000	[a]	1,409,506,140
3/11/2021	0.10	750,825,000	[a]	750,744,466
3/18/2021	0.09	1,850,000,000	[a]	1,849,805,500
3/25/2021	0.08	1,616,000,000	[a]	1,615,825,829
4/15/2021	0.10	1,850,000,000	[a]	1,849,638,042
4/22/2021	0.11	900,000,000	[a]	899,780,000
4/29/2021	0.08	3,050,000,000	[a]	3,049,391,604
5/6/2021	0.10	250,000,000	[a]	249,934,722
5/13/2021	0.09	1,050,000,000	[a]	1,049,743,993
5/20/2021	0.09	450,000,000	[a]	449,878,500
5/27/2021	0.06	800,000,000	[a]	799,793,160
6/3/2021	0.09	875,000,000	[a]	874,741,597
7/1/2021	0.10	250,000,000	[a]	249,901,042
7/22/2021	0.09	1,150,000,000	[a]	1,149,508,375
7/29/2021	0.08	475,000,000	[a]	474,812,111
Total U.S. Treasury Bills (cost $33,463,016,466)				33,463,016,466
U.S. Treasury Notes - 1.8%
2/28/2021	1.13	300,000,000		300,233,439
2/28/2021	2.50	286,391,100		286,907,343
3/31/2021	2.25	105,672,000		106,033,107
Total U.S. Treasury Notes (cost $693,173,889)				693,173,889
U.S. Treasury Floating Rate Notes - 12.5%
2/2/2021, 3 Month U.S. T-BILL +.05%	0.13	325,000,000	[b]	324,993,427
2/2/2021, 3 Month U.S. T-BILL +.06%	0.14	250,000,000	[b]	249,966,883
2/2/2021, 3 Month U.S. T-BILL +.11%	0.19	1,500,000,000	[b]	1,500,000,000
2/2/2021, 3 Month U.S. T-BILL +.14%	0.22	360,000,000	[b]	360,001,749
2/2/2021, 3 Month U.S. T-BILL +.15%	0.23	550,000,000	[b]	549,862,754
2/2/2021, 3 Month U.S. T-BILL +.22%	0.30	1,200,000,000	[b]	1,199,960,976

Dreyfus Treasury Securities Cash Management(continued)
U.S. Treasury Floating Rate Notes - 12.5%(continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
2/2/2021, 3 Month U.S. T-BILL +.30%	0.38	635,000,000	[b]	635,338,114
Total U.S. Treasury Floating Rate Notes (cost $4,820,123,903)				4,820,123,903
Total Investments (cost $38,976,314,258)		100.8%		38,976,314,258
Liabilities, Less Cash and Receivables		(.8%)		(312,781,899)
Net Assets		100.0%		38,663,532,359

a Security is a discount security. Income is recognized through the accretion of discount.
b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Securities	100.8
100.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS (continued)

Dreyfus AMT-Free Municipal Cash Management Plus
Short-Term Investments - 99.7%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 4.0%
Mobile County Industrial Development Authority, Revenue Bonds (SSAB Alabama) (LOC; Swedbank AB) Ser. A	0.10	2/5/2021	3,400,000	[a]	3,400,000
Alaska - 1.5%
Alaska Housing Finance Corp., Revenue Bonds (Liquidity Agreement; FHLB) Ser. B	0.04	2/5/2021	1,300,000	[a]	1,300,000
Arizona - 1.5%
Tender Option Bond Trust Receipts (Series 2016-XM0304), (Mesa, Revenue Bonds (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 1/1/2022	0.10	2/5/2021	1,265,000	[a,b,c]	1,265,000
California - 8.4%
Mizuho Floater/Residual Trust, Revenue Bonds, Ser. 2020-MIZ9012	0.24	2/5/2021	2,000,000	[a,b]	2,000,000
Mizuho Floater/Residual Trust, Special Tax Bonds (LOC; Mizuho Capital Market) Ser. 2019-MIZ9002	0.24	2/5/2021	1,500,000	[a,b]	1,500,000
Mizuho Floater/Residual Trust, Special Tax Bonds (LOC; Mizuho Capital Market) Ser. 2019-MIZ9003	0.24	2/5/2021	2,600,000	[a,b]	2,600,000
Tender Option Bond Trust Receipts (Series 2019-XF2835), (California Public Finance Authority, Revenue Bonds (Liquidity Agreement; Mizuho Capital Markets LLC & LOC; Mizuho Capital Market LLC)), Trust Maturity Date 7/1/2042	0.24	2/4/2021	1,000,000	[a,b,c]	1,000,000
				7,100,000
Colorado - 2.0%
Colorado Health Facilities Authority, Revenue Bonds (Liquidity Agreement; Citibank NA) Ser. 2015-XM0054	0.08	2/5/2021	1,700,000	[a,b]	1,700,000
Florida - 5.8%
Highlands County Health Facilities Authority, Revenue Bonds (Adventist Health System Obligated Group) Ser. A	0.04	2/5/2021	1,600,000	[a]	1,600,000
Highlands County Health Facilities Authority, Revenue Bonds, Refunding (Adventist Health System Obligated Group) Ser. I4	0.04	2/5/2021	250,000	[a]	250,000
Jacksonville, Revenue Bonds, Refunding (Baptist Health System Obligated Group)	0.04	2/5/2021	2,000,000	[a]	2,000,000
JEA Electric System, Revenue Bonds, Refunding, Ser. D	0.03	2/1/2021	1,025,000	[a]	1,025,000
				4,875,000
Georgia - 5.3%
Macon Water Authority, Revenue Bonds, Refunding, Ser. B	0.08	2/5/2021	1,450,000	[a]	1,450,000
Paulding County Hospital Authority, Revenue Bonds (LOC; Bank of America NA) Ser. B	0.06	2/5/2021	3,000,000	[a]	3,000,000
				4,450,000
Illinois - 2.7%
Aurora II, Revenue Bonds (Aurora University) (LOC; BMO Harris Bank NA)	0.05	2/5/2021	2,245,000	[a]	2,245,000
Iowa - .7%
Iowa Finance Authority, Revenue Bonds (YMCA & Rehabilitation Center Project) (LOC; Bank of America NA)	0.16	2/5/2021	600,000	[a]	600,000
Kentucky - 2.2%
Tender Option Bond Trust Receipts (Series 2017-XG0113), (Kentucky Property & Buildings Commission, Revenue Bonds (LOC; Barclays Bank PLC)), Trust Maturity Date 4/1/2032	0.08	2/5/2021	1,865,000	[a,b,c]	1,865,000

Dreyfus AMT-Free Municipal Cash Management Plus (continued)
Short-Term Investments - 99.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Louisiana - 5.2%
Louisiana Public Facilities Authority, Revenue Bonds (Air Products & Chemicals Project)	0.01	2/1/2021	2,700,000	[a]	2,700,000
Tender Option Bond Trust Receipts (Series 2020-XF1202), (Louisiana Public Facilities Authority, Revenue Bonds (Ochsner Clinic Foundation Project) (Liquidity Agreement; Toronto-Dominion Bank)), Trust Maturity Date 5/15/2049	0.08	2/5/2021	1,645,000	[a,b,c]	1,645,000
				4,345,000
Maryland - 7.9%
Maryland Economic Development Corp., Revenue Bonds (Blind Industries & Services of Maryland Project) (LOC; Bank of America NA)	0.08	2/5/2021	1,700,000	[a]	1,700,000
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Stella Maris) (LOC; M&T Bank)	0.09	2/5/2021	3,000,000	[a,b]	3,000,000
Tender Option Bond Trust Receipts (Series 2019-XF2832), (Maryland State Economic Development Corporation, Revenue Bonds (N Wolfe Street LLC Project) (Liquidity Agreement; Mizuho Capital Markets LLC & LOC; Mizuho Capital Markets LLC)), Trust Maturity Date 7/1/2037	0.24	2/5/2021	2,000,000	[a,b,c]	2,000,000
				6,700,000
Michigan - 3.1%
Tender Option Bond Trust Receipts (Series 2018 XF0686), (Michigan Finance Authority, Revenue Bonds (Charter County of Wayne Criminal Justice Center) (Insured; State Aid Withholding) (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 11/1/2040	0.10	2/5/2021	2,600,000	[a,b,c]	2,600,000
Missouri - 5.7%
RBC Municipal Products Trust, Revenue Bonds, Refunding (LOC; Royal Bank of Canada) Ser. C16	0.10	2/5/2021	2,000,000	[a,b]	2,000,000
RIB Floaters Trust, Revenue Bonds, Refunding (LOC; Barclays Bank PLC) Ser. 2017-010	0.08	2/5/2021	1,800,000	[a,b]	1,800,000
The St. Louis Missouri Industrial Development Authority, Revenue Bonds (Mid-America Transplant Services Project) (LOC; BMO Harris Bank NA)	0.02	2/1/2021	1,000,000	[a]	1,000,000
				4,800,000
Nebraska - 6.5%
Lincoln Nebraska Electric, CP	0.11	2/16/2021	2,000,000		2,000,000
Omaha Public Power District, CP	0.10	2/11/2021	1,500,000		1,500,000
Omaha Public Power District, CP, Ser. A	0.19	2/9/2021	2,000,000		2,000,000
				5,500,000
New York - 3.6%
Dutchess County Industrial Development Agency, Revenue Bonds (Marist College Civic Facility) (LOC; TD Bank NA) Ser. A	0.05	2/5/2021	390,000	[a]	390,000
New York City, GO, Ser. A6	0.01	2/1/2021	1,000,000	[a]	1,000,000
Tompkins County Industrial Development Agency, Revenue Bonds (LOC; Manufacturers & Traders) Ser. A	0.09	2/5/2021	1,615,000	[a]	1,615,000
				3,005,000
Pennsylvania - .4%
Montgomery County Industrial Development Authority, Revenue Bonds (Girl Scouts of Eastern Pennsylvania Project) (LOC; TD Bank NA)	0.14	2/5/2021	315,000	[a]	315,000
South Carolina - 4.9%
Tender Option Bond Trust Receipts (Series 2017-XF2425), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)) , Trust Maturity Date 12/1/2054	0.08	2/5/2021	2,105,000	[a,b,c]	2,105,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus AMT-Free Municipal Cash Management Plus (continued)
Short-Term Investments - 99.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
South Carolina - 4.9% (continued)
Tender Option Bond Trust Receipts (Series 2019-BAML5004), (South Carolina Jobs & Economy Development Authority, Revenue Bonds (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 8/1/2042	0.09	2/5/2021	2,000,000	[a,b,c]	2,000,000
				4,105,000
Tennessee - 7.8%
Knox County Health Educational & Housing Facility Board, Revenue Bonds (Johnson Bible Project) (LOC; Home Federal Bank)	0.07	2/5/2021	1,370,000	[a]	1,370,000
Loudon Industrial Development Board, Revenue Bonds, Refunding (A.E. Staley Manufacturing Company Project) (LOC; Citibank NA)	0.05	2/5/2021	2,100,000	[a]	2,100,000
Nashville & Davidson County Metropolitan Government, CP, Ser. B1	0.12	2/18/2021	1,000,000		1,000,000
Tennessee, CP	0.25	2/17/2021	2,096,000		2,096,000
				6,566,000
Texas - 12.0%
Houston, CP, Ser. E2	0.55	2/19/2021	1,000,000		1,000,000
Lubbock Independent School District, GO (Insured; Permanent School Fund Guarantee Program) (SPA; Wells Fargo Bank NA) Ser. A	0.14	2/5/2021	1,560,000	[a]	1,560,000
San Antonio Texas Gas & Electric, CP, Ser. A	0.06	2/16/2021	1,000,000		1,000,000
Tender Option Bond Trust Receipts (Series 2016-XM0187), (Texas Municipal Gas Acquisition & Supply Corporation III, Revenue Bonds (Liquidity Agreement; JPMorgan Chase Bank & LOC; JPMorgan Chase Bank)), Trust Maturity Date 12/15/2028	0.10	2/5/2021	1,830,000	[a,b,c]	1,830,000
Texas, GO (Veterans Housing Assistance) Ser. C	0.07	2/5/2021	2,600,000	[a]	2,600,000
University of North Texas, CP, Ser. A	0.11	2/11/2021	2,100,000		2,100,000
				10,090,000
Utah - 3.6%
Utah Water Finance Agency, Revenue Bonds, Refunding, Ser. B1	0.08	2/5/2021	3,000,000	[a]	3,000,000
Vermont - 1.4%
Vermont Housing Finance Agency, Revenue Bonds (Insured; GNMA/FNMA/FHLMC) Ser. A	0.05	2/5/2021	1,185,000	[a]	1,185,000
Washington - 3.5%
Tender Option Bond Trust Receipts (Series 2018-XM0681), (Washington State Convention Public Facilities District, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)), Trust Maturity Date 7/1/2048	0.08	2/5/2021	1,500,000	[a,b,c]	1,500,000
Washington Housing Finance Commission, Revenue Bonds, Refunding (The Evergreen School Project) (LOC; Wells Fargo Bank NA)	0.04	2/5/2021	1,480,000	[a]	1,480,000
				2,980,000
Total Investments (cost $83,991,000)			99.7%	83,991,000
Cash and Receivables (Net)			0.3%	290,052
Net Assets			100.0%	84,281,052

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, these securities amounted to $32,410,000 or 38.45% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Adviser long-term Inverse floater securities.

Portfolio Summary (Unaudited) †	Value (%)
Medical	19.8
General	11.7
Education	10.2
Power	7.9
Development	7.1
Pollution	5.7
Water	5.3
Facilities	5.0
Special Tax	4.9
General Obligation	4.3
Nursing Homes	3.5
Single Family Housing	2.9
Utilities	2.4
Multifamily Housing	2.4
Government	2.4
Housing	2.4
School District	1.8
99.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS (continued)

Dreyfus AMT-Free New York Municipal Cash Management
Short-Term Investments - 99.7%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 1.5%
Mizuho Floater/Residual Trust, Special Tax Bonds (LOC; Mizuho Capital Market) Ser. 2019-MIZ9002	0.24	2/5/2021	2,000,000	[a,b]	2,000,000
Mississippi - .7%
Mississippi Business Finance Corp., Revenue Bonds (Chevron USA) Ser. L	0.01	2/1/2021	1,000,000	[a]	1,000,000
New York - 97.5%
Albany Industrial Development Agency, Revenue Bonds (Renaissance Corp. of Albany Project) (LOC; M&T Bank)	0.09	2/5/2021	2,200,000	[a]	2,200,000
Build New York City Resource Corp., Revenue Bonds (Federation of Protestant Welfare Agencies) (LOC; TD Bank NA)	0.21	2/5/2021	900,000	[a]	900,000
Dutchess County Industrial Development Agency, Revenue Bonds (Marist College Civic Facility) (LOC; TD Bank NA) Ser. A	0.05	2/5/2021	1,500,000	[a]	1,500,000
Little Falls School District, BAN (Insured; State Aid Withholding) Ser. C	0.50	2/5/2021	2,500,000		2,500,053
Madison County, BAN, Refunding	1.50	4/30/2021	1,500,000		1,504,177
New York City, GO (SPA; Landesbank Hessen-Thuringen Girozentrale ) Ser. A5	0.01	2/1/2021	2,600,000	[a]	2,600,000
New York City Capital Resources Corp., Revenue Bonds (WytheHotel Project) (LOC; Manufacturers & Traders)	0.26	2/5/2021	3,800,000	[a]	3,800,000
New York City Housing Development Corp., Revenue Bonds, Refunding (Queenswood Apartments) (LOC; Federal Home Loan Mortgage Corp.) Ser. A	0.04	2/5/2021	1,300,000	[a]	1,300,000
New York City Housing Development Corp., Revenue Bonds, Ser. C4	0.05	2/5/2021	6,205,000	[a]	6,205,000
New York City Industrial Development Agency, Revenue Bonds (Ateret Torah Center Project) (LOC; Wells Fargo Bank NA)	0.14	2/5/2021	2,900,000	[a]	2,900,000
New York City Industrial Development Agency, Revenue Bonds (Spence-Chapin Services Project) (LOC; TD Bank NA)	0.21	2/5/2021	3,970,000	[a]	3,970,000
New York City Water & Sewer System, Revenue Bonds, Refunding (SPA; PNC Bank NA) Ser. AA1	0.06	2/5/2021	7,000,000	[a]	7,000,000
New York City Water & Sewer System, Revenue Bonds, Refunding (SPA; PNC Bank NA) Ser. AA2	0.06	2/5/2021	1,200,000	[a]	1,200,000
New York State Dormitory Authority, Revenue Bonds, Refunding (FFT Senior Communities) (LOC; HSBC Bank USA NA)	0.07	2/5/2021	100,000	[a]	100,000
New York State Energy Research & Development Authority, Revenue Bonds, Refunding (Consolidated Edison Company of New York Project) (LOC; Mizuho Bank) Ser. A1	0.05	2/5/2021	1,100,000	[a]	1,100,000
New York State Housing Finance Agency, Revenue Bonds (LOC; Landesbank Hessen-Thuringen Girozentrale) Ser. A	0.05	2/5/2021	400,000	[a]	400,000
New York State Housing Finance Agency, Revenue Bonds (LOC; Landesbank Hessen-Thuringen Girozentrale) Ser. A	0.06	2/5/2021	5,200,000	[a]	5,200,000
New York State Housing Finance Agency, Revenue Bonds (Maiden Lane Properties) (LOC; FNMA) Ser. A	0.04	2/5/2021	8,150,000	[a]	8,150,000
Port Authority of New York & New Jersey, CP, Ser. B	0.14	4/7/2021	3,240,000		3,240,000
RBC Municipal Products Trust, Revenue Bonds (LOC; Royal Bank of Canada) Ser. E137	0.07	2/5/2021	5,500,000	[a,b]	5,500,000

Dreyfus AMT-Free New York Municipal Cash Management (continued)
Short-Term Investments - 99.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 97.5% (continued)
RBC Municipal Products Trust, Revenue Bonds, Refunding (LOC; Royal Bank of Canada) Ser. E146	0.07	2/5/2021	6,000,000	[a,b]	6,000,000
Schenectady County Industrial Development Agency, Revenue Bonds (LOC; Manufacturers & Traders) Ser. A	0.09	2/5/2021	3,140,000	[a]	3,140,000
Tender Option Bond Trust Receipts (Series 2016-ZF0464), (New York Liberty Development Corp., Revenue Bonds, Refunding (4 World Trade Center Project) (LOC; Royal Bank of Canada & SPA; Royal Bank of Canada)), Trust Maturity Date 5/15/2021	0.08	2/5/2021	3,300,000	[a,b,c]	3,300,000
Tender Option Bond Trust Receipts (Series 2017-XF2481), (Westchester County Local Development Corp., Revenue Bonds, Refunding (Westchester Medical Center) (LOC; Barclays Bank & Liquidity Agreement; Barclays Bank)), Trust Maturity Date 11/1/2046	0.08	2/5/2021	1,160,000	[a,b,c]	1,160,000
Tender Option Bond Trust Receipts (Series 2017-XM0573), (Build NYC Resource Corp., Revenue Bonds, Refunding (Chapin School Limited Project) (Liquidity Agreement; Morgan Stanley Bank)), Trust Maturity Date 11/1/2047	0.16	2/5/2021	5,250,000	[a,b,c]	5,250,000
Tender Option Bond Trust Receipts (Series 2018-XF2656), (Suffolk County Water Authority, Revenue Bonds (Liquidity Agreement; Citibank NA)), Trust Maturity Date 6/1/2026	0.06	2/5/2021	2,400,000	[a,b,c]	2,400,000
Tender Option Bond Trust Receipts (Series 2018-XM0700), (Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding (Liquidity Agreement; Toronto-Dominion Bank)), Trust Maturity Date 2/15/2039	0.09	2/5/2021	3,520,000	[a,b,c]	3,520,000
Tender Option Bond Trust Receipts (Series 2019-XF0858), (Onondaga County Trust, Revenue Bonds, Refunding (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 12/1/2047	0.08	2/5/2021	1,400,000	[a,b,c]	1,400,000
Tender Option Bond Trust Receipts (Series 2019-ZM0737), (Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA)), Trust Maturity Date 2/15/2025	0.12	2/5/2021	2,200,000	[a,b,c]	2,200,000
Tender Option Bond Trust Receipts (Series 2020-XF0945), (New York State Power Authority, Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA) Ser. A) , Trust Maturity Date 11/15/2027	0.07	2/5/2021	2,000,000	[a,b,c]	2,000,000
Tender Option Bond Trust Receipts (Series 2020-XF0946), (New York State Power Authority, Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA) Ser. A), Trust Maturity Date 11/15/2050	0.07	2/5/2021	1,600,000	[a,b,c]	1,600,000
Tender Option Bond Trust Receipts (Series 2020-XF0947), (New York State Power Authority, Revenue Bonds, Refunding (Liquidity Agreement; Toronto-Dominion Bank) Ser. A), Trust Maturity Date 11/15/2050	0.08	2/5/2021	3,250,000	[a,b,c]	3,250,000
Tender Option Bond Trust Receipts (Series 2020-XF0951), (New York Thruway Authority, Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA)), Trust Maturity Date 2/15/2028	0.07	2/5/2021	3,750,000	[a,b,c]	3,750,000
Tender Option Bond Trust Receipts (Series 2020-XF2888), (New York State Dormitory Authority, Revenue Bonds (LOC; Barclays Bank & Liquidity Agreement; Barclays Bank)), Trust Maturity Date 7/1/2053	0.08	2/5/2021	4,800,000	[a,b,c]	4,800,000
Tender Option Bond Trust Receipts (Series 2020-XF2910), (New York City Industrial Development Agency Pilot, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.) (Liquidity Agreement; Barclays Bank & LOC; Barclays Bank)) , Trust Maturity Date 3/1/2049	0.08	2/5/2021	7,725,000	[a,b,c]	7,725,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus AMT-Free New York Municipal Cash Management (continued)
Short-Term Investments - 99.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 97.5% (continued)
Tender Option Bond Trust Receipts (Series 2020-XG0277), (Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Project) (Insured; Assured Guaranty Municipal Corp.) (Liquidity Agreement; Bank of America NA) Ser. A), Trust Maturity Date 9/1/2050	0.07	2/5/2021	2,600,000	[a,b,c]	2,600,000
Tender Option Bond Trust Receipts (Series 2020-XG0282), (Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Project) (Insured; Assured Guaranty Municipal Corp.) (Liquidity Agreement; Bank of America NA) Ser. A), Trust Maturity Date 12/1/2044	0.08	2/5/2021	1,650,000	[a,b,c]	1,650,000
Tender Option Bond Trust Receipts (Series 2020-XG0294), (New York Dormitory Authority, Revenue Bonds (LOC; U.S. Bank NA)), Trust Maturity Date 2/1/2050	0.08	2/5/2021	1,400,000	[a,b,c]	1,400,000
Tender Option Bond Trust Receipts (Series 2020-XM0874), (New York City Municipal Water Finance Authority, Revenue Bonds (Liquidity Agreement; JP Morgan Chase Bank NA) Ser. GG1), Trust Maturity Date 12/15/2027	0.07	2/5/2021	1,970,000	[a,b,c]	1,970,000
Tender Option Bond Trust Receipts (Series 2020-ZF0929), (New York Dormitory Authority, Revenue Bonds, Refunding (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 1/1/2045	0.07	2/5/2021	1,900,000	[a,b,c]	1,900,000
The New York City Cultural Resources Trust, Revenue Bonds, Refunding (The American Museum of Natural History) Ser. B3	0.03	2/5/2021	3,000,000	[a]	3,000,000
Tompkins County Industrial Development Agency, Revenue Bonds (LOC; Manufacturers & Traders) Ser. A	0.09	2/5/2021	4,300,000	[a]	4,300,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (LOC; Citibank NA) Ser. F	0.01	2/1/2021	1,600,000	[a]	1,600,000
				131,184,230
Total Investments (cost $134,184,230)			99.7%		134,184,230
Cash and Receivables (Net)			0.3%		361,124
Net Assets			100.0%		134,545,354

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, these securities amounted to $65,375,000 or 48.59% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Adviser long-term Inverse floater securities.

Portfolio Summary (Unaudited) †	Value (%)
General	20.3
Multifamily Housing	15.8
Education	10.5
Water	9.3
Development	9.3
Medical	9.3
Facilities	6.1
Power	5.9
Transportation	5.0
General Obligation	3.1
School District	1.9
Housing	1.6
Special Tax	1.5
Nursing Homes	.1
99.7

† Based on net assets.
See notes to financial statements.

Dreyfus AMT-Free Tax Exempt Cash Management
Short-Term Investments - 101.5%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 4.8%
Mobile County Industrial Development Authority, Revenue Bonds (SSAB Alabama) (LOC; Swedbank AB) Ser. A	0.10	2/5/2021	2,000,000	[a]	2,000,000
Mobile County Industrial Development Authority, Revenue Bonds (SSAB Alabama) (LOC; Swedbank AB) Ser. B	0.10	2/5/2021	18,000,000	[a]	18,000,000
				20,000,000
Arizona - .9%
Arizona University, Revenue Bonds, Refunding, Ser. B	0.04	2/5/2021	3,780,000	[a]	3,780,000
California - 1.7%
California Enterprise Development Authority, Revenue Bonds (Regional Properties Project) (LOC; City National Bank)	0.08	2/5/2021	3,500,000	[a,b]	3,500,000
California Public Finance Authority, Revenue Bonds (Sharp Healthcare Obligated Group) (LOC; Barclays Bank) Ser. B	0.01	2/1/2021	3,310,000	[a]	3,310,000
				6,810,000
Colorado - .9%
Tender Option Bond Trust Receipts (Series 2018-XG0195), (Denver City & County, COP (Colorado Convention Center Project) (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 6/1/2048	0.13	2/5/2021	3,615,000	[a,b,c]	3,615,000
Florida - 4.6%
Hillsborough County Housing Finance Authority, Revenue Bonds (LOC; Truist Bank)	0.08	2/5/2021	4,695,000	[a]	4,695,000
JEA Electric System, Revenue Bonds, Refunding, Ser. D	0.03	2/1/2021	3,025,000	[a]	3,025,000
Sunshine Government Financing Commission, CP, Ser. H	0.15	6/2/2021	9,000,000		9,000,305
Tender Option Bond Trust Receipts (Series 2020-XM0901), (Miami Dade County Transit System, Revenue Bonds, Ser. A), Trust Maturity Date 7/1/2049	0.08	2/16/2021	2,500,000	[a,b,c]	2,500,000
				19,220,305
Georgia - 8.8%
Gwinnett County Development Authority, Revenue Bonds (Goodwill of North Georgia Project) (LOC; Truist Bank)	0.12	2/5/2021	2,780,000	[a]	2,780,000
Paulding County Hospital Authority, Revenue Bonds (LOC; Bank of America NA) Ser. B	0.06	2/5/2021	2,000,000	[a]	2,000,000
RBC Municipal Products Trust, Revenue Bonds (LOC; Royal Bank of Canada) Ser. E107	0.10	2/5/2021	20,000,000	[a,b]	20,000,000
Tender Option Bond Trust Receipts (Series 2019-XG0256), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle 3&4 Project J Bonds) (Liquidity Agreement; Bank of America NA & LOC; Bank of America NA)), Trust Maturity Date 1/1/2059	0.09	2/5/2021	5,500,000	[a,b,c]	5,500,000
Tender Option Bond Trust Receipts (Series 2019-XG0257), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle 3&4 Project) (Insured; Assured Guaranty Municipal Corp.) (LOC; Bank of America NA)), Trust Maturity Date 1/1/2044	0.09	2/5/2021	3,930,000	[a,b,c]	3,930,000
Tender Option Bond Trust Receipts (Series 2019-ZF0807), (Georgia Housing & Finance Authority, Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA)), Trust Maturity Date 6/1/2026	0.11	2/5/2021	2,360,000	[a,b,c]	2,360,000
				36,570,000
Illinois - 1.4%
Aurora II, Revenue Bonds, Refunding (Aurora University) (LOC; BMO Harris Bank NA)	0.05	2/5/2021	2,705,000	[a]	2,705,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Short-Term Investments - 101.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Illinois - 1.4% (continued)
Tender Option Bond Trust Receipts (Series 2020-XL0137), (Metropolitan Pier & Exposition Authority, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC) (Insured; Assured Guaranty Municipal Corp.)), Trust Maturity Date 6/15/2050	0.10	2/5/2021	3,095,000	[a,b,c]	3,095,000
				5,800,000
Kentucky - 1.9%
Tender Option Bond Trust Receipts (Series 2018-XG0189), (Fayette County School District Finance Corp., Revenue Bonds (Liquidity Agreement; JPMorgan Chase Bank NA)), Trust Maturity Date 11/1/2023	0.11	2/5/2021	7,880,000	[a,b,c]	7,880,000
Maryland - 3.7%
Maryland Economic Development Corp., Revenue Bonds (Blind Industries & Services of Maryland Project) (LOC; Bank of America NA)	0.08	2/5/2021	1,900,000	[a]	1,900,000
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Stella Maris) (LOC; M&T Bank)	0.09	2/5/2021	9,300,000	[a,b]	9,300,000
Tender Option Bond Trust Receipts (Series 2018-XG0213), (Maryland Stadium Authority, Revenue Bonds (Baltimore City Public Schools) (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 5/1/2046	0.10	2/5/2021	4,080,000	[a,b,c]	4,080,000
				15,280,000
Michigan - 6.9%
Michigan Strategic Fund, Revenue Bonds (The Kroger Company) (LOC; Bank of Tokyo-Mitsubishi UFJ)	0.08	2/5/2021	4,000,000	[a]	4,000,000
Tender Option Bond Trust Receipts (Series 2018 XF0686), (Michigan Finance Authority, Revenue Bonds (Charter County of Wayne Criminal Justice Center) (Insured; State Aid Withholding) (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 11/1/2040	0.10	2/5/2021	14,000,000	[a,b,c]	14,000,000
Tender Option Bond Trust Receipts (Series 2018-ZF2716), (Michigan Housing Development Authority, Revenue Bonds (Liquidity Agreement; Morgan Stanley Bank)), Trust Maturity Date 10/1/2048	0.07	2/5/2021	4,820,000	[a,b,c]	4,820,000
Tender Option Bond Trust Receipts (Series 2020-XG0288), (Grand Rapids Michigan Water Supply Systems, Revenue Bonds (Liquidity Agreement; Credit Suisse)), Trust Maturity Date 2/1/2028	0.07	2/5/2021	5,815,000	[a,b,c]	5,815,000
				28,635,000
Minnesota - 1.0%
Minnesota Higher Education Facilities Authority, Revenue Bonds (St. Paul Concordia University) (LOC; US Bank NA) Ser. 6Q	0.02	2/1/2021	4,000,000	[a]	4,000,000
Mississippi - 1.9%
Jackson County, Revenue Bonds, Refunding (Chevron Project)	0.01	2/1/2021	5,100,000	[a]	5,100,000
Mississippi Business Finance Corp., Revenue Bonds (Chevron USA) Ser. A	0.01	2/1/2021	2,800,000	[a]	2,800,000
				7,900,000
Missouri - 3.2%
RBC Municipal Products Trust, Revenue Bonds, Refunding (LOC; Royal Bank of Canada) Ser. C16	0.10	2/5/2021	12,000,000	[a,b]	12,000,000
The St. Louis Industrial Development Authority, Revenue Bonds (Minerva Place Apartments) (Liquidity Agreement; FHLMC)	0.09	2/5/2021	1,430,000	[a]	1,430,000
				13,430,000
Nebraska - 4.9%
Omaha Public Power District, CP	0.10	2/17/2021	5,000,000		5,000,078
Omaha Public Power District, CP	0.10	2/18/2021	3,500,000		3,500,000

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Short-Term Investments - 101.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Nebraska - 4.9% (continued)
Omaha Public Power District, CP	0.10	2/11/2021	5,500,000		5,500,137
Omaha Public Power District, CP, Ser. A	0.19	2/9/2021	6,500,000		6,500,255
				20,500,470
Nevada - .4%
Clark County Department of Aviation, Revenue Bonds, Refunding (LOC; Sumitomo Mitsui Banking) Ser. D1	0.05	2/5/2021	1,605,000	[a]	1,605,000
New Jersey - 3.4%
Tender Option Bond Trust Receipts (Series 2016-ZF0450), (Hudson County Improvement Authority, Revenue Bonds (Hudson County Vocational Technology School Project) (Insured; County Guaranteed)), Trust Maturity Date 5/1/2051	0.09	2/5/2021	4,875,000	[a,b,c]	4,875,000
The Monmouth County Improvement Authority, Revenue Bonds, Refunding (Insured; County Guaranteed) Ser. B	2.00	2/15/2021	9,250,000		9,256,904
				14,131,904
New York - 3.1%
Albany Industrial Development Agency, Revenue Bonds (Renaissance Corp. of Albany Project) (LOC; M&T Bank)	0.09	2/5/2021	1,725,000	[a]	1,725,000
New York City, GO, Ser. A6	0.01	2/1/2021	5,000,000	[a]	5,000,000
New York City Water & Sewer System, Revenue Bonds, Refunding (SPA; Landesbank Hessen-Thuringen Girozentrale) Ser. BB1	0.01	2/1/2021	1,750,000	[a]	1,750,000
Tender Option Bond Trust Receipts (Series 2020-XF0947), (New York State Power Authority, Revenue Bonds, Refunding (Liquidity Agreement; Toronto-Dominion Bank) Ser. A), Trust Maturity Date 11/15/2050	0.08	2/5/2021	4,500,000	[a,b,c]	4,500,000
				12,975,000
North Carolina - 1.6%
North Carolina Capital Facilities Finance Agency, Revenue Bonds, Refunding (The Salem Academy & College Project) (LOC; Truist Bank)	0.12	2/5/2021	5,575,000	[a]	5,575,000
Raleigh, COP (Downtown Improvement Project) Ser. B1	0.06	2/5/2021	1,000,000	[a]	1,000,000
				6,575,000
Ohio - .7%
Tender Option Bond Trust Receipts (Series 2020-BAML5023), (Montgomery County Kettering Health Networking Obligated Group, Revenue Bonds, Refunding (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 8/1/2037	0.14	2/5/2021	3,000,000	[a,b,c]	3,000,000
Pennsylvania - 1.3%
Tender Option Bond Trust Receipts (Series 2020-XM0887), (Geisinger Health System Obligated Group, Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA) Ser. A), Trust Maturity Date 4/1/2028	0.14	2/5/2021	2,670,000	[a,b,c]	2,670,000
Tender Option Bond Trust Receipts (Series 2020-XM0888), (Geisinger Health System Obligated Group, Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA) Ser. A), Trust Maturity Date 4/1/2028	0.14	2/5/2021	2,670,000	[a,b,c]	2,670,000
				5,340,000
Rhode Island - .8%
East Providence, BAN, Ser. 1	2.00	6/17/2021	3,250,000		3,271,658
South Carolina - 6.8%
Columbia Waterworks & Sewer System, Revenue Bonds (LOC; Sumitomo Mitsui Banking)	0.04	2/5/2021	6,000,000	[a]	6,000,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Short-Term Investments - 101.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
South Carolina - 6.8% (continued)
South Carolina Jobs-Economic Development Authority, Revenue Bonds (YMCA Coastal Carolina Project) (LOC; Wells Fargo Bank NA)	0.07	2/5/2021	2,180,000	[a]	2,180,000
Tender Option Bond Trust Receipts (Series 2017-XF2425), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)) , Trust Maturity Date 12/1/2054	0.08	2/5/2021	20,000,000	[a,b,c]	20,000,000
				28,180,000
Tennessee - 3.4%
Tender Option Bond Trust Receipts (Series 2018-ZF2677), (Tennessee Housing Development Agency, Revenue Bonds (Liquidity Agreement; Citibank NA)), Trust Maturity Date 7/1/2036	0.07	2/5/2021	2,990,000	[a,b,c]	2,990,000
Tennessee, CP	0.25	2/17/2021	11,000,000		11,000,686
				13,990,686
Texas - 20.8%
Garland Texas Water & Sewer, CP	0.18	2/25/2021	3,000,000		3,000,200
Harris County, CP, Ser. J1	0.14	3/17/2021	2,450,000		2,450,032
Harris County Industrial Development Corp., Revenue Bonds (Exxon Mobil Corp. Project)	0.01	2/1/2021	3,000,000	[a]	3,000,000
Harris County Metropolitan Transportation Authority, CP, Ser. A1	0.24	2/2/2021	2,500,000		2,500,052
Harris County Metropolitan Transportation Authority, CP, Ser. A3	0.23	2/2/2021	5,000,000		5,000,098
Houston, CP, Ser. E1	0.10	2/18/2021	2,500,000		2,500,000
Houston, CP, Ser. E2	0.55	2/19/2021	4,000,000		4,000,069
Houston Texas Combined Utility, CP, Ser. B3	0.12	3/10/2021	2,000,000		2,000,044
Lubbock Independent School District, GO (Insured; Permanent School Fund Guarantee Program) (SPA; Wells Fargo Bank NA)	0.14	2/5/2021	7,000,000	[a]	7,000,000
Lubbock Independent School District, GO (Insured; Permanent School Fund Guarantee Program) (SPA; Wells Fargo Bank NA) Ser. A	0.14	2/5/2021	14,000,000	[a]	14,000,000
Red River Education Finance Corp., Revenue Bonds (Texas Christian University Project) (SPA; Northern Trust Co.)	0.04	2/5/2021	2,000,000	[a]	2,000,000
San Antonio Texas Gas & Electric, CP, Ser. A	0.06	2/16/2021	9,000,000		9,000,000
Tender Option Bond Trust Receipts (Series 2016-XM0187), (Texas Municipal Gas Acquisition & Supply Corporation III, Revenue Bonds (Liquidity Agreement; JPMorgan Chase Bank & LOC; JPMorgan Chase Bank)), Trust Maturity Date 12/15/2028	0.10	2/5/2021	3,000,000	[a,b,c]	3,000,000
Tender Option Bond Trust Receipts (Series 2018-XM0698), (Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Liquidity Agreement; Credit Suisse)), Trust Maturity Date 8/15/2024	0.08	2/5/2021	4,585,000	[a,b,c]	4,585,000
Texas, GO (Veterans Housing Assistance) Ser. C	0.07	2/5/2021	19,210,000	[a]	19,210,000
Texas, GO, Refunding (Water Financial Assistance) Ser. B	5.00	8/1/2021	700,000		717,153
University of Texas System Board of Regents, CP, Ser. A	0.15	2/4/2021	2,150,000		2,150,039
				86,112,687

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Short-Term Investments - 101.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Utah - 3.1%
Utah Water Finance Agency, Revenue Bonds, Refunding, Ser. B1	0.08	2/5/2021	10,000,000	[a]	10,000,000
Utah Water Finance Agency, Revenue Bonds, Ser. B2	0.08	2/5/2021	3,000,000	[a]	3,000,000
				13,000,000
Vermont - 1.1%
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Refunding (Southwestern Vermont Medical Center) (LOC; TD Bank NA) Ser. A	0.03	2/1/2021	1,000,000	[a]	1,000,000
Vermont Housing Finance Agency, Revenue Bonds (Insured; GNMA/FNMA/FHLMC) Ser. A	0.05	2/5/2021	3,450,000	[a]	3,450,000
				4,450,000
Virginia - 3.9%
Fairfax County Economic Development Authority, Revenue Bonds, Refunding (Mount Vernon Ladies Association Project) (LOC; Truist Bank)	0.07	2/5/2021	7,200,000	[a]	7,200,000
Fairfax County Industrial Development Authority, Revenue Bonds, Refunding (Inova Health System Project) Ser. C	0.04	2/5/2021	3,275,000	[a]	3,275,000
Tender Option Bond Trust Receipts (Series 2019-ZF0800), (Virginia Housing Development Authority, Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA)), Trust Maturity Date 8/1/2025	0.11	2/5/2021	2,280,000	[a,b,c]	2,280,000
Tender Option Bond Trust Receipts (Series 2020-ZF0997), (Hampton Roads Transportation Accountability Commission, Revenue Bonds (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 7/1/2060	0.08	2/5/2021	1,215,000	[a,b,c]	1,215,000
Tender Option Bond Trust Receipts (Series 2020-ZF0999), (Hampton Roads Transportation Accountability Commission, Revenue Bonds (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 7/1/2060	0.08	2/5/2021	2,270,000	[a,b,c]	2,270,000
				16,240,000
Washington - 2.7%
Tender Option Bond Trust Receipts (Series 2018-XM0681), (Washington State Convention Public Facilities District, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)), Trust Maturity Date 7/1/2048	0.08	2/5/2021	6,000,000	[a,b,c]	6,000,000
Tender Option Bond Trust Receipts (Series 2020-XL0141), (King County Housing Authority, Revenue Bonds, Refunding (Liquidity Agreement; Wells Fargo Bank NA)), Trust Maturity Date 6/1/2040	0.07	2/5/2021	5,300,000	[a,b,c]	5,300,000
				11,300,000
Wisconsin - 1.8%
Tender Option Bond Trust Receipts (Series 2020-XL0147), (Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A), Trust Maturity Date 6/1/2045	0.08	2/5/2021	5,320,000	[a,b,c]	5,320,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Short-Term Investments - 101.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Wisconsin - 1.8% (continued)
Tender Option Bond Trust Receipts (Series 2020-XL0148), (Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A), Trust Maturity Date 6/1/2045	0.08	2/5/2021	2,250,000	[a,b,c] 2,250,000
			7,570,000
Total Investments (cost $421,159,566)			101.5%	421,162,710
Liabilities, Less Cash and Receivables			(1.5%)	(6,230,429)
Net Assets			100.0%	414,932,281

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, these securities amounted to $175,320,000 or 42.25% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Adviser long-term Inverse floater securities.

Portfolio Summary (Unaudited) †	Value (%)
Power	18.7
General	13.3
Development	11.4
Medical	8.4
Education	7.8
General Obligation	7.2
Water	7.1
Multifamily Housing	6.6
School District	5.9
Facilities	3.4
Government	3.2
Transportation	2.7
Nursing Homes	2.2
Single Family Housing	2.1
Pollution	.7
Housing	.4
Airport	.4
101.5

† Based on net assets.
See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	CIFG	CDC Ixis Financial Guaranty
COP	Certificate of Participation	CP	Commercial Paper
DRIVERS	Derivative Inverse Tax-Exempt Receipts	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
OBFR	Overnight Bank Funding Rate	PILOT	Payment in Lieu of Taxes
PRIME	Prime Lending Rate	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RIB	Residual Interest Bonds	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Notes	TRAN	Tax and Revenue Anticipation Notes
U.S. T-Bill	U.S. Treasury Bill Money Market Yield	XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2021

	Dreyfus Cash Management		Dreyfus Government Cash Management		Dreyfus Government Securities Cash Management	Dreyfus Treasury Obligations Cash Management		Dreyfus Treasury Securities Cash Management
Assets ($):
Investments in securities—See Statements of Investments†	5,166,188,344	††	90,796,321,569	††	4,208,828,662	28,012,194,526	††	38,976,314,258
Cash	724,528		368,994,174		2,529,718	1,588,085		1,860,425
Receivable for shares of Beneficial Interest subscribed	668,244		13,284,417		20,678	1,278,250		41,017,821
Interest receivable	458,069		25,639,722		6,943,048	12,949,529		10,223,459
Receivable for investment securities sold	-		1,880,131,383		320,000,000	350,000,000		879,015,000
Prepaid expenses	71,339		208,213		80,728	90,709		123,505
	5,168,110,524		93,084,579,478		4,538,402,834	28,378,101,099		39,908,554,468
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)	490,310		5,958,331		374,674	1,585,425		3,354,383
Payable for shares of Beneficial Interest redeemed	2,010,469		57,901,646		1,191,462	763,643		116,396,379
Trustees’ fees and expenses payable	8,784		54,980		7,624	15,387		28,155
Payable for investment securities purchased	-		3,533,531,825		99,977,639	1,049,795,271		1,124,825,425
Other accrued expenses	130,177		2,511,064		140,900	821,826		417,767
	2,639,740		3,599,957,846		101,692,299	1,052,981,552		1,245,022,109
Net Assets ($)	5,165,470,784		89,484,621,632		4,436,710,535	27,325,119,547		38,663,532,359
Composition of Net Assets ($):
Paid-in capital	5,166,133,441		89,485,174,472		4,436,487,281	27,327,175,428		38,663,404,726
Total distributable earnings (loss)	(662,657)		(552,840)		223,254	(2,055,881)		127,633
Net Assets ($)	5,165,470,784		89,484,621,632		4,436,710,535	27,325,119,547		38,663,532,359
† Investments at cost ($)	5,165,766,409		90,796,321,569		4,208,828,662	28,012,194,526		38,976,314,258
†† Value of repurchase agreements—Note 1(b) ($)	785,000,000		38,889,823,750		-	9,877,800,000		-
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	4,906,825,452		82,115,917,967		3,211,177,453	22,701,392,314		29,170,140,759
Shares Outstanding	4,901,579,880		82,116,446,684		3,211,025,331	22,703,029,923		29,168,197,999
Net Asset Value Per Share ($)	1.0011		1.00		1.00	1.00		1.00
Investor Shares
Net Assets ($)	201,650,389		2,957,836,994		321,742,703	1,472,826,688		1,457,957,155
Shares Outstanding	201,439,311		2,957,855,473		321,723,454	1,472,959,712		1,457,885,874
Net Asset Value Per Share ($)	1.0011		1.00		1.00	1.00		1.00
Administrative Shares
Net Assets ($)	56,994,943		2,927,069,879		525,656,281	671,621,804		4,371,849,387
Shares Outstanding	56,934,109		2,927,088,906		525,622,313	671,689,182		4,371,623,520
Net Asset Value Per Share ($)	1.0011		1.00		1.00	1.00		1.00
Participant Shares
Net Assets ($)	-		1,482,522,848		378,134,098	2,472,366,542		3,663,479,641
Shares Outstanding	-		1,482,540,860		378,119,985	2,472,584,414		3,663,174,098
Net Asset Value Per Share ($)	-		1.00		1.00	1.00		1.00
Wealth Shares
Net Assets ($)	-		1,225,944		-	6,872,199		65,417
Shares Outstanding	-		1,225,947		-	6,872,197		65,416
Net Asset Value Per Share ($)	-		1.00		-	1.00		1.00
Service Shares
Net Assets ($)	-		48,000		-	40,000		40,000
Shares Outstanding	-		48,000		-	40,000		40,000
Net Asset Value Per Share ($)	-		1.00		-	1.00		1.00

See notes to financial statements.

	Dreyfus AMT-Free Municipal Cash Management Plus	Dreyfus AMT-Free New York Municipal Cash Management	Dreyfus AMT-Free Tax Exempt Cash Management
Assets ($):
Investments in securities—See Statements of Investments†	83,991,000	134,184,230	421,162,710
Cash	289,838	360,232	239,672
Interest receivable	21,427	46,839	197,210
Due from BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)	9,414	-	-
Receivable for shares of Beneficial Interest subscribed	-	-	1,389
Prepaid expenses	28,078	12,442	23,890
	84,339,757	134,603,743	421,624,871
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)	-	213	29,129
Trustees’ fees and expenses payable	125	218	842
Payable for shares of Beneficial Interest redeemed	-	14	38
Payable for investment securities purchased	-	-	6,581,515
Other accrued expenses	58,580	57,944	81,066
	58,705	58,389	6,692,590
Net Assets ($)	84,281,052	134,545,354	414,932,281
Composition of Net Assets ($):
Paid-in capital	84,277,133	134,545,354	414,927,129
Total distributable earnings (loss)	3,919	-	5,152
Net Assets ($)	84,281,052	134,545,354	414,932,281
† Investments at cost ($)	83,991,000	134,184,230	421,159,566
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	7,290,677	101,394,783	383,770,299
Shares Outstanding	7,290,127	101,399,336	383,822,773
Net Asset Value Per Share ($)	1.00	1.00	0.9999
Investor Shares
Net Assets ($)	32,692,856	30,473,008	31,161,982
Shares Outstanding	32,691,188	30,474,133	31,166,563
Net Asset Value Per Share ($)	1.00	1.00	0.9999
Participant Shares
Net Assets ($)	44,297,519	2,677,563	-
Shares Outstanding	44,294,090	2,677,553	-
Net Asset Value Per Share ($)	1.00	1.00	-

See notes to financial statements.

STATEMENTS OF OPERATIONS

Year Ended January 31, 2021

	Dreyfus Cash Management	Dreyfus Government Cash Management	Dreyfus Government Securities Cash Management	Dreyfus Treasury Obligations Cash Management	Dreyfus Treasury Securities Cash Management
Investment Income ($):
Interest Income	40,679,903	280,029,486	22,026,206	85,689,508	143,492,792
Expenses:
Management fee—Note 2(a)	13,416,793	159,486,554	10,283,209	47,563,434	75,969,373
Shareholder servicing costs—Note 2(b,c)	861,746	13,923,261	3,019,879	10,694,221	14,984,283
Professional fees	160,131	920,507	146,557	336,729	529,802
Custodian fees—Note 2(c)	139,488	1,359,524	87,214	406,113	634,778
Registration fees	128,435	2,757,484	184,916	792,735	474,497
Trustees’ fees and expenses—Note 2(d)	55,363	582,519	42,198	169,646	277,029
Prospectus and shareholders’ reports	22,753	136,706	53,038	35,614	86,207
Chief Compliance Officer fees—Note 2(c)	15,018	15,018	15,018	15,018	15,018
Administration service fee—Note 2(b)	-	2,269,910	581,909	3,587,434	4,989,190
Miscellaneous	186,054	680,823	117,922	274,750	397,187
Total Expenses	14,985,781	182,132,306	14,531,860	63,875,694	98,357,364
Less—reduction in expenses due to undertakings—Note 2(a)	(7,068,190)	(58,519,326)	(3,057,863)	(21,165,326)	(28,997,155)
Net Expenses	7,917,591	123,612,980	11,473,997	42,710,368	69,360,209
Investment Income—Net	32,762,312	156,416,506	10,552,209	42,979,140	74,132,583
Realized and Unrealized Gain (Loss) on Investments—Note1(b) ($):
Net realized gain (loss) on investments	(1,401,120)	299,797	474,898	(86,781)	2,914,249
Net change in unrealized appreciation (depreciation) on investments	(2,508,969)	-	-	-	-
Net Realized and Unrealized Gain (Loss) on Investments	(3,910,089)	299,797	474,898	(86,781)	2,914,249
Net Increase in Net Assets Resulting from Operations	28,852,223	156,716,303	11,027,107	42,892,359	77,046,832

See notes to financial statements.

	Dreyfus AMT-Free Municipal Cash Management Plus	Dreyfus AMT-Free New York Municipal Cash Management	Dreyfus AMT-Free Tax Exempt Cash Management
Investment Income ($):
Interest Income	304,999	709,475	3,401,983
Expenses:
Management fee—Note 2(a)	136,968	259,632	1,241,718
Shareholder servicing costs—Note 2(b,c)	159,624	96,304	160,534
Professional fees	86,693	91,398	93,257
Registration fees	68,574	26,426	48,867
Administration service fee—Note 2(b)	64,489	3,903	-
Chief Compliance Officer fees—Note 2(c)	15,018	15,018	15,018
Custodian fees—Note 2(c)	9,505	9,839	36,221
Prospectus and shareholders’ reports	7,388	9,432	9,328
Trustees’ fees and expenses—Note 2(d)	480	942	4,297
Miscellaneous	15,538	20,603	30,240
Total Expenses	564,277	533,497	1,639,480
Less—reduction in expenses due to undertakings—Note 2(a)	(369,328)	(196,936)	(453,052)
Less—reduction in shareholder servicing costs due to undertaking—Note 2(c)	(2,209)	-	(77,937)
Less—reduction in fees due to earnings credits—Note 2(c)	(2,063)	(3,575)	(9,078)
Net Expenses	190,677	332,986	1,099,413
Investment Income—Net	114,322	376,489	2,302,570
Realized and Unrealized Gain (Loss) on Investments—Note1(b) ($):
Net realized gain (loss) on investments	8,227	-	2,008
Net change in unrealized appreciation (depreciation) on investments	-	-	(5,861)
Net Realized and Unrealized Gain (Loss) on Investments	8,227	-	(3,853)
Net Increase in Net Assets Resulting from Operations	122,549	376,489	2,298,717

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Dreyfus Cash Management		Dreyfus Government Cash Management
	Year Ended January 31,		Year Ended January 31,
	2021	2020	2021[a]	2020
Operations ($):
Investment income—net	32,762,312	253,813,568	156,416,506	1,091,166,068
Net realized gain (loss) on investments	(1,401,120)	316,528	299,797	570,966
Net change in unrealized appreciation (depreciation) on investments	(2,508,969)	1,755,567	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	28,852,223	255,885,663	156,716,303	1,091,737,034
Distributions ($):
Distributions to shareholders:
Institutional Shares	(33,476,359)	(248,357,315)	(146,548,893)	(1,007,561,093)
Investor Shares	(393,715)	(2,961,043)	(3,542,827)	(40,324,436)
Administrative Shares	(242,245)	(2,044,895)	(4,392,770)	(34,941,528)
Participant Shares	-	-	(1,931,975)	(8,339,011)
Wealth Shares	-	-	(39)	-
Service Shares	-	-	(2)	-
Total Distributions	(34,112,319)	(253,363,253)	(156,416,506)	(1,091,166,068)
Beneficial Interest Transactions:
Net proceeds from shares sold:
Institutional Shares	49,413,551,117	74,566,435,660	387,781,621,070	347,423,261,116
Investor Shares	870,281,078	805,154,794	13,298,210,950	12,480,991,386
Administrative Shares	496,908,817	602,659,813	10,059,118,950	9,327,154,942
Participant Shares	-	-	12,220,582,356	5,393,321,055
Wealth Shares	-	-	1,291,818	-
Service Shares	-	-	48,010	-
Distributions reinvested:
Institutional Shares	11,601,174	95,334,921	30,166,611	216,135,498
Investor Shares	57,927	485,636	2,027,087	25,632,235
Administrative Shares	31,435	189,408	3,494,073	28,055,309
Participant Shares	-	-	1,665,427	5,912,936
Wealth Shares	-	-	36	-
Cost of shares redeemed:
Institutional Shares	(54,746,429,372)	(73,957,321,143)	(357,913,277,540)	(347,382,233,261)
Investor Shares	(840,085,291)	(735,629,453)	(13,572,992,528)	(12,003,147,075)
Administrative Shares	(517,546,704)	(630,197,827)	(9,242,050,189)	(9,036,360,733)
Participant Shares	-	-	(12,230,984,887)	(4,000,921,296)
Wealth Shares	-	-	(65,907)	-
Service Shares	-	-	(10)	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(5,311,629,819)	747,111,809	30,438,855,327	2,477,802,112
Total Increase (Decrease) in Net Assets	(5,316,889,915)	749,634,219	30,439,155,124	2,478,373,078
Net Assets ($):
Beginning of Period	10,482,360,699	9,732,726,480	59,045,466,508	56,567,093,430
End of Period	5,165,470,784	10,482,360,699	89,484,621,632	59,045,466,508
Capital Share Transactions (Shares):
Institutional Shares
Shares sold	49,367,868,806	74,541,918,965	-	-
Shares issued for distributions reinvested	11,591,927	95,303,704	-	-
Shares redeemed	(54,706,582,450)	(73,933,077,546)	-	-
Net Increase (Decrease) in Shares Outstanding	(5,327,121,717)	704,145,123	-	-
Investor Shares
Shares sold	869,494,246	804,872,925	-	-
Shares issued for distributions reinvested	57,886	485,253	-	-
Shares redeemed	(839,243,892)	(735,368,864)	-	-
Net Increase (Decrease) in Shares Outstanding	30,308,240	69,989,314	-	-
Administrative Shares
Shares sold	496,392,221	602,463,180	-	-
Shares issued for distributions reinvested	31,410	189,345	-	-
Shares redeemed	(517,014,081)	(629,991,771)	-	-
Net Increase (Decrease) in Shares Outstanding	(20,590,450)	(27,339,246)	-	-

[a]On November 16, 2020, the fund commenced offering Wealth Shares and Service Shares.
See notes to financial statements.

	Dreyfus Government Securities Cash Management		Dreyfus Treasury Obligations Cash Management
	Year Ended January 31,		Year Ended January 31,
	2021	2020	2021[a]	2020
Operations ($):
Investment income—net	10,552,209	90,596,450	42,979,140	370,478,201
Net realized gain (loss) on investments	474,898	173,440	(86,781)	53,327
Net Increase (Decrease) in Net Assets Resulting from Operations	11,027,107	90,769,890	42,892,359	370,531,528
Distributions ($):
Distributions to shareholders:
Institutional Shares	(7,992,799)	(69,554,342)	(36,935,524)	(307,330,279)
Investor Shares	(708,339)	(7,127,634)	(2,188,189)	(26,457,890)
Administrative Shares	(1,305,062)	(8,741,755)	(1,228,056)	(12,962,741)
Participant Shares	(546,009)	(5,172,719)	(2,627,252)	(23,727,291)
Wealth Shares	-	-	(117)	-
Service Shares	-	-	(2)	-
Total Distributions	(10,552,209)	(90,596,450)	(42,979,140)	(370,478,201)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	14,305,994,288	8,716,932,637	127,161,565,210	80,440,238,165
Investor Shares	696,087,591	1,008,785,739	4,611,882,210	5,065,146,023
Administrative Shares	2,601,422,626	2,340,864,782	2,135,673,693	1,936,272,022
Participant Shares	1,377,122,341	1,795,586,100	9,389,592,340	7,940,172,352
Wealth Shares	-	-	12,466,616	-
Service Shares	-	-	40,000	-
Distributions reinvested:
Institutional Shares	1,064,049	13,162,535	4,681,911	48,478,226
Investor Shares	463,875	5,565,689	580,342	6,672,277
Administrative Shares	1,078,597	8,087,197	766,747	8,373,989
Participant Shares	532,130	4,941,721	2,241,212	19,020,575
Wealth Shares	-	-	99	-
Cost of shares redeemed:
Institutional Shares	(14,342,059,707)	(9,626,502,482)	(119,365,047,954)	(80,902,805,767)
Investor Shares	(803,822,620)	(1,029,343,079)	(4,842,040,462)	(5,194,170,631)
Administrative Shares	(2,687,970,395)	(2,125,025,918)	(2,141,814,194)	(1,971,948,709)
Participant Shares	(1,416,379,790)	(1,672,945,581)	(8,996,482,918)	(7,052,273,727)
Wealth Shares	-	-	(5,594,518)	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(266,467,015)	(559,890,660)	7,968,510,334	343,174,795
Total Increase (Decrease) in Net Assets	(265,992,117)	(559,717,220)	7,968,423,553	343,228,122
Net Assets ($):
Beginning of Period	4,702,702,652	5,262,419,872	19,356,695,994	19,013,467,872
End of Period	4,436,710,535	4,702,702,652	27,325,119,547	19,356,695,994

[a]On November 16, 2020, the fund commenced offering Wealth Shares and Service Shares.
See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Dreyfus Treasury Securities Cash Management		Dreyfus AMT-Free Municipal Cash Management Plus
	Year Ended January 31,		Year Ended January 31,
	2021[a]	2020	2021	2020[b]
Operations ($):
Investment income—net	74,132,583	583,491,552	114,322	506,623
Net realized gain (loss) on investments	2,914,249	794,543	8,227	(1,040)
Net Increase (Decrease) in Net Assets Resulting from Operations	77,046,832	584,286,095	122,549	505,583
Distributions ($):
Distributions to shareholders:
Institutional Shares	(63,012,600)	(475,341,429)	(16,411)	(71,184)
Investor Shares	(1,733,937)	(27,680,008)	(31,492)	(401,410)
Administrative Shares	(5,225,441)	(43,970,661)	-	-
Participant Shares	(4,160,603)	(36,499,454)	(66,419)	(34,029)
Wealth Shares	(1)	-	-	-
Service Shares	(1)	-	-	-
Total Distributions	(74,132,583)	(583,491,552)	(114,322)	(506,623)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	117,798,588,156	73,093,178,883	29,105,627	28,690,198
Investor Shares	3,655,650,276	4,663,170,330	70,610,843	95,598,474
Administrative Shares	17,408,148,965	13,011,591,712	-	-
Participant Shares	15,395,664,323	15,201,865,396	158,301,989	37,323,131
Wealth Shares	65,416	-	-	-
Service Shares	40,000	-	-	-
Distributions reinvested:
Institutional Shares	18,658,796	113,228,988	16,395	71,042
Investor Shares	1,035,716	17,648,035	30,803	391,513
Administrative Shares	4,732,338	40,378,440	-	-
Participant Shares	3,361,782	28,574,754	66,274	33,794
Cost of shares redeemed:
Institutional Shares	(112,818,980,370)	(72,543,072,439)	(28,731,804)	(30,810,092)
Investor Shares	(3,327,762,200)	(5,298,143,832)	(50,932,773)	(141,888,485)
Administrative Shares	(15,405,604,117)	(13,141,781,549)	-	-
Participant Shares	(14,889,432,048)	(14,129,690,394)	(146,215,087)	(5,216,011)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	7,844,167,033	1,056,948,324	32,252,267	(15,806,436)
Total Increase (Decrease) in Net Assets	7,847,081,282	1,057,742,867	32,260,494	(15,807,476)
Net Assets ($):
Beginning of Period	30,816,451,077	29,758,708,210	52,020,558	67,828,034
End of Period	38,663,532,359	30,816,451,077	84,281,052	52,020,558

[a]On November 16, 2020, the fund commenced offering Wealth Shares and Service Shares.
[b]On May 31, 2019, Dreyfus AMT-Free Municipal Cash Management Plus commenced offering Participant Shares.
See notes to financial statements.

	Dreyfus AMT-Free New York Municipal Cash Management		Dreyfus AMT-Free Tax Exempt Cash Management
	Year Ended January 31,		Year Ended January 31,
	2021	2020[a]	2021	2020
Operations ($):
Investment income—net	376,489	1,378,431	2,302,570	7,494,597
Net realized gain (loss) on investments	-	53,812	2,008	12,830
Net change in unrealized appreciation (depreciation) on investments	-	-	(5,861)	9,599
Net Increase (Decrease) in Net Assets Resulting from Operations	376,489	1,432,243	2,298,717	7,517,026
Distributions ($):
Distributions to shareholders:
Institutional Shares	(315,818)	(1,154,341)	(2,209,731)	(7,132,386)
Investor Shares	(82,351)	(241,490)	(92,839)	(362,211)
Participant Shares	(10,212)	(6,512)	-	-
Total Distributions	(408,381)	(1,402,343)	(2,302,570)	(7,494,597)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Institutional Shares	97,010,412	208,382,493	2,688,854,172	3,776,635,192
Investor Shares	67,511,516	70,271,523	2,331,566	370,106
Participant Shares	14,550,860	8,450,869	-	-
Distributions reinvested:
Institutional Shares	168,462	582,027	1,025,043	2,389,655
Investor Shares	80,257	230,823	2,102	7,754
Participant Shares	9,811	6,341	-	-
Cost of shares redeemed:
Institutional Shares	(87,134,094)	(216,926,756)	(2,802,413,724)	(3,904,408,767)
Investor Shares	(66,444,656)	(72,212,686)	(4,810,198)	(3,001,546)
Participant Shares	(16,951,279)	(3,389,049)	-	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	8,801,289	(4,604,415)	(115,011,039)	(128,007,606)
Total Increase (Decrease) in Net Assets	8,769,397	(4,574,515)	(115,014,892)	(127,985,177)
Net Assets ($):
Beginning of Period	125,775,957	130,350,472	529,947,173	657,932,350
End of Period	134,545,354	125,775,957	414,932,281	529,947,173
Capital Share Transactions (Shares):
Institutional Shares
Shares sold	-	-	2,689,226,369	3,776,513,070
Shares issued for distributions reinvested	-	-	1,025,186	2,389,583
Shares redeemed	-	-	(2,802,702,922)	(3,904,298,804)
Net Increase (Decrease) in Shares Outstanding	-	-	(112,451,367)	(125,396,151)
Investor Shares
Shares sold	-	-	2,331,798	370,096
Shares issued for distributions reinvested	-	-	2,102	7,754
Shares redeemed	-	-	(4,810,729)	(3,001,630)
Net Increase (Decrease) in Shares Outstanding	-	-	(2,476,829)	(2,623,780)

[a]On May 31, 2019, Dreyfus AMT-Free New York Municipal Cash Management commenced offering Participant Shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each fund for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the funds’ financial statements.

	Per Share Data ($)							Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income	[a]	Net Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Net Asset Value End of Period	Total Return (%)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Net Assets End of Period ($ x 1,000)
Dreyfus Cash Management
Institutional Shares
Year Ended January 31,
2021	1.0005	.0050		(.0004)	(.0040)	1.0011	.47	.21	.11	.50	4,906,825
2020	1.0002	.0229		(.0005)[b]	(.0221)	1.0005	2.27	.21	.11	2.22	10,233,582
2019	.9999	.0216		(.0003)	(.0210)	1.0002	2.15	.21	.09	2.13	9,526,673
2018	1.0002	.0114		(.0003)	(.0114)	.9999	1.11	.25	.12	1.20	6,884,805
2017[c]	1.00	.0036		.0002	(.0036)	1.0002	.38	.22	.22	.31	2,925,514
Investor Shares
Year Ended January 31,
2021	1.0005	.0017		.0012[b]	(.0023)	1.0011	.29	.46	.28	.17	201,650
2020	1.0002	.0196		.0004	(.0197)	1.0005	2.01	.46	.36	1.91	171,215
2019	1.0000	.0188		(.0001)	(.0185)	1.0002	1.88	.46	.34	1.80	101,165
2018	1.0002	.0089		(.0002)	(.0089)	1.0000	.87	.50	.39	.88	124,166
2017[c]	1.00	.0012		.0002	(.0012)	1.0002	.15	.47	.46	.06	131,245
Administrative Shares
Year Ended January 31,
2021	1.0005	.0034		.0004[b]	(.0032)	1.0011	.38	.31	.20	.32	56,995
2020	1.0002	.0225		(.0010)[b]	(.0212)	1.0005	2.17	.31	.21	2.15	77,564
2019	1.0000	.0225		(.0023)	(.0200)	1.0002	2.04	.31	.19	2.03	104,888
2018	1.0002	.0104		(.0002)	(.0104)	1.0000	1.03	.35	.24	1.02	88,645
2017[c]	1.00	.0027		.0002	(.0027)	1.0002	.29	.32	.32	.20	109,801

a Based on average shares outstanding.
b  In addition to net realized and unrealized gains(losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.
c Effective October 10, 2016, the fund adopted the SEC’s money market fund amendments and began calculating its net asset value to four decimals.
See notes to financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Government Cash Management†
Institutional Shares
Year Ended January 31,
2021	1.00	.002		(.002)		1.00	.24		.21		.15		.20		82,115,918
2020	1.00	.020		(.020)		1.00	2.02		.21		.16		2.00		52,217,126
2019	1.00	.018		(.018)		1.00	1.82		.21		.17		1.79		51,959,429
2018	1.00	.009		(.009)		1.00	.85		.21		.16		.87		61,917,499
2017	1.00	.003		(.003)		1.00	.27		.22		.15		.30		49,219,152
Investor Shares
Year Ended January 31,
2021	1.00	.002		(.002)		1.00	.16		.46		.22		.14		2,957,837
2020	1.00	.018		(.018)		1.00	1.77		.46		.41		1.76		3,230,590
2019	1.00	.016		(.016)		1.00	1.57		.46		.42		1.58		2,727,098
2018	1.00	.006		(.006)		1.00	.60		.46		.42		.62		2,416,450
2017	1.00	.000	[a]	(.000)	[a]	1.00	.04		.46		.38		.05		1,683,826
Administrative Shares
Year Ended January 31,
2021	1.00	.002		(.002)		1.00	.19		.31		.19		.16		2,927,070
2020	1.00	.019		(.019)		1.00	1.92		.31		.26		1.88		2,106,473
2019	1.00	.017		(.017)		1.00	1.72		.31		.27		1.70		1,787,604
2018	1.00	.007		(.007)		1.00	.75		.31		.26		.70		1,550,026
2017	1.00	.002		(.002)		1.00	.16		.31		.25		.21		3,367,764
Participant Shares
Year Ended January 31,
2021	1.00	.001		(.001)		1.00	.14		.61		.26		.13		1,482,523
2020	1.00	.016		(.016)		1.00	1.62		.62		.57		1.32		1,491,277
2019	1.00	.014		(.014)		1.00	1.41		.61		.57		1.41		92,963
2018	1.00	.004		(.004)		1.00	.45		.61		.56		.43		90,708
2017	1.00	.000	[a]	(.000)	[a]	1.00	.02		.61		.43		.02		97,423
Wealth Shares
Year Ended January 31,
2021	1.00	.000	[a]	(.000)	[a]	1.00	.00	b.c	.55	[d]	.19	[d]	.02	[d]	1,226
Service Shares
Year Ended January 31,
2021	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b,c]	1.07	[d]	.13	[d]	.01	[d]	48

† On November 16, 2020, the fund commenced offering Wealth Shares and Service Shares.
a Amount represents less than $.001 per share.
b Not annualized.
c Amount represents less than .01%.
d Annualized.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)							Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Net Assets End of Period ($ x 1,000)
Dreyfus Government Securities Cash Management
Institutional Shares
Year Ended January 31,
2021	1.00	.003		(.003)		1.00	.25	.21	.20	.23	3,211,177
2020	1.00	.019		(.019)		1.00	1.94	.22	.22	1.96	3,245,834
2019	1.00	.018		(.018)		1.00	1.78	.22	.21	1.76	4,142,111
2018	1.00	.008		(.008)		1.00	.80	.22	.19	.79	3,764,742
2017	1.00	.002		(.002)		1.00	.22	.22	.18	.22	3,766,664
Investor Shares
Year Ended January 31,
2021	1.00	.002		(.002)		1.00	.16	.46	.29	.16	321,743
2020	1.00	.017		(.017)		1.00	1.69	.47	.47	1.68	428,964
2019	1.00	.015		(.015)		1.00	1.52	.47	.46	1.52	443,941
2018	1.00	.005		(.005)		1.00	.54	.47	.44	.57	446,933
2017	1.00	.000	[a]	(.000)	[a]	1.00	.02	.47	.38	.02	347,191
Administrative Shares
Year Ended January 31,
2021	1.00	.002		(.002)		1.00	.20	.31	.25	.15	525,656
2020	1.00	.018		(.018)		1.00	1.85	.32	.32	1.79	611,072
2019	1.00	.017		(.017)		1.00	1.68	.32	.31	1.68	387,132
2018	1.00	.007		(.007)		1.00	.69	.32	.29	.70	449,501
2017	1.00	.001		(.001)		1.00	.10	.32	.30	.10	392,889
Participant Shares
Year Ended January 31,
2021	1.00	.001		(.001)		1.00	.13	.61	.31	.14	378,134
2020	1.00	.015		(.015)		1.00	1.54	.62	.62	1.48	416,833
2019	1.00	.014		(.014)		1.00	1.37	.62	.61	1.37	289,236
2018	1.00	.004		(.004)		1.00	.39	.62	.59	.39	312,013
2017	1.00	.000	[a]	(.000)	[a]	1.00	.01	.62	.39	.01	335,698

a Amount represents less than $.001 per share
See notes to financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Treasury Obligations Cash Management†
Institutional Shares
Year Ended January 31,
2021	1.00	.002		(.002)		1.00	.22		.21		.16		.19		22,701,392
2020	1.00	.020		(.020)		1.00	1.99		.21		.18		1.97		14,900,109
2019	1.00	.018		(.018)		1.00	1.82		.21		.18		1.83		15,314,155
2018	1.00	.008		(.008)		1.00	.82		.21		.20		.83		17,116,541
2017	1.00	.002		(.002)		1.00	.22		.21		.18		.23		16,853,981
Investor Shares
Year Ended January 31,
2021	1.00	.001		(.001)		1.00	.15		.46		.24		.15		1,472,827
2020	1.00	.017		(.017)		1.00	1.73		.46		.43		1.71		1,702,388
2019	1.00	.016		(.016)		1.00	1.57		.46		.43		1.55		1,824,737
2018	1.00	.006		(.006)		1.00	.56		.46		.45		.57		2,105,370
2017	1.00	.000	[a]	(.000)	[a]	1.00	.03		.46		.37		.02		1,754,491
Administrative Shares
Year Ended January 31,
2021	1.00	.002		(.002)		1.00	.18		.31		.21		.16		671,622
2020	1.00	.019		(.019)		1.00	1.89		.31		.28		1.86		677,032
2019	1.00	.017		(.017)		1.00	1.72		.31		.28		1.75		704,333
2018	1.00	.007		(.007)		1.00	.72		.31		.30		.74		441,771
2017	1.00	.001		(.001)		1.00	.12		.31		.29		.12		278,799
Participant Shares
Year Ended January 31,
2021	1.00	.001		(.001)		1.00	.13		.61		.26		.11		2,472,367
2020	1.00	.016		(.016)		1.00	1.58		.61		.58		1.52		2,077,167
2019	1.00	.014		(.014)		1.00	1.42		.61		.58		1.41		1,170,243
2018	1.00	.004		(.004)		1.00	.41		.61		.60		.36		990,662
2017	1.00	.000	[a]	(.000)	[a]	1.00	.01		.61		.41		.01		1,257,301
Wealth Shares
Year Ended January 31,
2021	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b,c]	.64	[d]	.11	[d]	.01	[d]	6,872
Service Shares
Year Ended January 31,
2021	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b,c]	1.07	[d]	.11	[d]	.02	[d]	40

† On November 16, 2020, the fund commenced offering Wealth Shares and Service Shares.
a Amount represents less than $.001 per share.
b Not annualized.
c Amount represents less than .01%.
d Annualized.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Treasury Securities Cash Management†
Institutional Shares
Year Ended January 31,
2021	1.00	.002		(.002)		1.00	.24		.21		.17		.21		29,170,141
2020	1.00	.019		(.019)		1.00	1.96		.21		.19		1.93		24,169,621
2019	1.00	.018		(.018)		1.00	1.78		.21		.20		1.75		23,505,647
2018	1.00	.008		(.008)		1.00	.79		.21		.18		.77		27,366,026
2017	1.00	.002		(.002)		1.00	.19		.21		.18		.19		27,660,470
Investor Shares
Year Ended January 31,
2021	1.00	.002		(.002)		1.00	.16		.46		.24		.15		1,457,957
2020	1.00	.017		(.017)		1.00	1.70		.46		.44		1.74		1,128,928
2019	1.00	.015		(.015)		1.00	1.53		.46		.45		1.51		1,746,213
2018	1.00	.005		(.005)		1.00	.53		.46		.43		.54		2,104,742
2017	1.00	.000	[a]	(.000)	[a]	1.00	.02		.46		.34		.02		2,099,312
Administrative Shares
Year Ended January 31,
2021	1.00	.002		(.002)		1.00	.20		.31		.21		.15		4,371,849
2020	1.00	.018		(.018)		1.00	1.86		.31		.29		1.84		2,364,299
2019	1.00	.017		(.017)		1.00	1.68		.31		.30		1.67		2,454,059
2018	1.00	.007		(.007)		1.00	.68		.31		.28		.68		2,594,277
2017	1.00	.001		(.001)		1.00	.09		.31		.29		.10		2,450,740
Participant Shares
Year Ended January 31,
2021	1.00	.001		(.001)		1.00	.14		.61		.27		.13		3,663,480
2020	1.00	.015		(.015)		1.00	1.55		.61		.59		1.47		3,153,603
2019	1.00	.014		(.014)		1.00	1.38		.61		.60		1.36		2,052,791
2018	1.00	.004		(.004)		1.00	.39		.61		.58		.39		2,179,683
2017	1.00	.000	[a]	(.000)	[a]	1.00	.01		.61		.36		.01		2,073,661
Wealth Shares
Year Ended January 31,
2021	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b,c]	.53	[d]	.13	[d]	.01	[d]	65
Service Shares
Year Ended January 31,
2021	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b,c]	1.06	[d]	.12	[d]	.01	[d]	40

† On November 16, 2020, the fund commenced offering Wealth Shares and Service Shares.
a Amount represents less than $.001 per share.
b Not annualized.
c Amount represents less than .01%.
d Annualized.
See notes to financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income	Dividends from Net Investment Income	Tax return of capital	Total Distributions	Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus AMT-Free Municipal Cash Management Plus
Institutional Shares
Year Ended January 31,
2021	1.00	.003	(.003)	-	(.003)	1.00	.28		.55		.28		.28		7,291
2020	1.00	.010	(.010)	-	(.010)	1.00	1.04		.58		.44		1.05		6,900
2019	1.00	.011	(.011)	-	(.011)	1.00	1.13		.45		.30		1.16		8,949
2018	1.00	.007	(.007)	-	(.007)	1.00	.67		.44		.32		.75		11,018
2017	1.00	.006	(.001)	(.005)	(.006)	1.00	.58		.41		.28		.04		3,145
Investor Shares
Year Ended January 31,
2021	1.00	.002	(.002)	-	(.002)	1.00	.22		.75		.29		.16		32,693
2020	1.00	.008	(.008)	-	(.008)	1.00	.80		.78		.68		.88		12,979
2019	1.00	.009	(.009)	-	(.009)	1.00	.89		.65		.55		.87		58,879
2018	1.00	.004	(.004)	-	(.004)	1.00	.44		.59		.49		.45		214,934
2017	1.00	.006	(.001)	(.005)	(.006)	1.00	.52		.64		.45		.08		174,214
Participant Shares
Year Ended January 31,
2021	1.00	.002	(.002)	-	(.002)	1.00	.23		.89		.27		.15		44,298
2020[a]	1.00	.005	(.005)	-	(.005)	1.00	.46	[b]	1.05	[c]	.70	[c]	.47	[c]	32,141

a From May 31, 2019 (commencement of initial offering) to January 31, 2020.
b Not annualized.
c Annualized.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)							Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income	Dividends from Net Investment Income	Dividends from net realized gain on investments	Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus AMT-Free New York Municipal Cash Management
Institutional Shares
Year Ended January 31,
2021	1.00	.003	(.003)	(.000)[a]	1.00	.35		.35		.24		.30		101,395
2020	1.00	.011	(.011)	(.000)[a]	1.00	1.17		.35		.34		1.15		91,375
2019	1.00	.012	(.012)	-	1.00	1.17		.33		.33		1.16		99,314
2018	1.00	.006	(.006)	-	1.00	.60		.34		.34		.61		92,193
2017	1.00	.002	(.002)	-	1.00	.21		.29		.25		.16		85,203
Investor Shares
Year Ended January 31,
2021	1.00	.002	(.002)	(.000)[a]	1.00	.27		.59		.31		.24		30,473
2020	1.00	.009	(.009)	(.000)[a]	1.00	.93		.59		.58		.90		29,332
2019	1.00	.009	(.009)	-	1.00	.92		.57		.57		.89		31,036
2018	1.00	.004	(.004)	-	1.00	.36		.57		.57		.34		79,362
2017	1.00	.001	(.001)	-	1.00	.06		.54		.41		.05		121,343
Participant Shares
Year Ended January 31,
2021	1.00	.002	(.002)	(.000)[a]	1.00	.24		.74		.40		.38		2,678
2020[b]	1.00	.004	(.004)	(.000)[a]	1.00	.43	[c]	.79	[d]	.79	[d]	.49	[d]	5,068

a Amount represents less than $.001 per share.
b From May 31, 2019 (commencement of initial offering) to January 31, 2020.
c Not annualized.
d Annualized.
See notes to financial statements.

	Per Share Data ($)							Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income	[a]	Net Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Net Asset Value End of Period	Total Return (%)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Net Assets End of Period ($ x 1,000)
Dreyfus AMT-Free Tax Exempt Cash Management
Institutional Shares
Year Ended January 31,
2021	1.0001	.0039		(.0007)[b]	(.0034)	.9999	.32	.25	.17	.38	383,770
2020	1.0000	.0133		(.0005)[b]	(.0127)	1.0001	1.29	.26	.20	1.28	496,302
2019	1.0000	.0122		.0003	(.0125)	1.0000	1.25	.27	.21	1.23	621,665
2018	1.0000	.0066		.0000[c]	(.0066)	1.0000	.66	.26	.26	.65	607,839
2017[d]	1.00	.0026		.0000[c]	(.0026)	1.0000	.26	.24	.21	.21	603,783
Investor Shares
Year Ended January 31,
2021	1.0001	.0029		(.0003)[b]	(.0028)	.9999	.26	.49	.24	.29	31,162
2020	1.0000	.0103		(.0000)[b,c]	(.0102)	1.0001	1.04	.49	.45	1.03	33,645
2019	1.0000	.0100		.0000[c]	(.0100)	1.0000	1.00	.50	.46	1.00	36,267
2018	1.0000	.0042		.0000[c]	(.0042)	1.0000	.42	.50	.50	.42	37,136
2017[d]	1.00	.0008		.0000[c]	(.0008)	1.0000	.08	.48	.34	.04	40,717

a Based on average shares outstanding.
b In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.
c Amount represents less than $.0001 per share.
d Effective October 10, 2016, the fund adopted the SEC’s money market fund amendments and began calculating its net asset value to four decimals.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management (each, a “fund” and collectively, the “funds”) are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free Tax Exempt Cash Management are diversified funds. Dreyfus AMT-Free New York Municipal Cash Management is non-diversified. Dreyfus Government Cash Management and Dreyfus Government Securities Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the “Company”) and Dreyfus AMT-Free Tax Exempt Cash Management is sole series of Dreyfus Tax Exempt Cash Management Funds (the “Trust”).

Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free Tax Exempt Cash Management seek to provide income exempt from federal income taxes and the federal alternative minimum tax. Dreyfus AMT-Free New York Municipal Cash Management seeks to provide income exempt from federal, New York state and New York city income taxes and the federal alternative minimum tax. Each fund is managed by Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc. (the “Adviser”), each fund’s investment adviser and a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

On November 16, 2020, Dreyfus Government Cash Management, Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management each commenced offering Wealth Shares and Service Shares.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of each fund’s shares, which are sold to the public without a sales charge. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. As of January 31, 2021, each fund offered Institutional Shares, Investor Shares, Administrative Shares, Participant Shares, Wealth Shares and Service Shares, with the following exceptions: Dreyfus Cash Management did not offer Participant Shares, Wealth Shares and Service Shares; Dreyfus Government Securities Cash Management did not offer Wealth Shares and Service Shares; Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free New York Municipal Cash Management did not offer Administrative Shares, Wealth Shares and Service Shares; and Dreyfus AMT-Free Tax Exempt Cash Management did not offer Administrative Shares, Participant Shares, Wealth Shares and Service Shares. Each share class of the funds are subject to a Shareholder Services Plan, and the Participant Shares and Service Shares of the funds are subject to an Administrative Services Plan (the “Plans”). Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free New York Municipal Cash Management each operate as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management each operate as a “government money market fund” as that term is defined in Rule 2a-7 under the Act (a “Government Fund”). It is the policy of each Government Fund and Retail Fund to maintain a constant NAV of $1.00 per share, and each Government Fund and Retail Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that a Government Fund or Retail Fund will be able to maintain a constant NAV of $1.00 per share.

Dreyfus Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management each operate as an “institutional prime fund” as that term is defined in Rule 2a-7 under the Act (an “Institutional Fund”).

Each Retail Fund and Institutional Fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors. Government Funds are not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Funds’ weekly liquid assets.

As of January 31, 2021, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 40,000 Service Shares of Dreyfus Government Cash Management, Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management. MBC Investment Corp. also held 40,000 Wealth Shares of Dreyfus Treasury Securities Cash Management.

The Company and the Trust account separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The funds enters into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:

Retail and Government Funds: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Board of Trustees (the “Board”).

Institutional Funds: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been

NOTES TO FINANCIAL STATEMENTS (continued)

significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2021, all of the securities in each fund were considered Level 2 within the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Dreyfus AMT-Free New York Municipal Cash Management follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

Dreyfus Cash Management, Dreyfus Government Cash Management and Dreyfus Treasury Obligations Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and each fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, each fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, each fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. Each fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Risk: Certain events particular to the industries in which each fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect each fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent each fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase each fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of each fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(e) Federal income taxes: It is the policy of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management to continue to qualify as a regulated investment company if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

It is the policy of Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended January 31, 2021, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended January 31, 2021, the funds did not incur any interest or penalties.

Each tax year in the four-year period ended January 31, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At January 31, 2021, the components of accumulated earnings on a tax basis for each fund were substantially the same as for financial reporting purposes.

Under the Regulated Investment Company Modernization Act of 2010, each fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

Table 1 summarizes each relevant fund’s accumulated capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to January 31, 2021.

Table 2 summarizes each fund’s tax character of distributions paid to shareholders during the fiscal periods ended January 31, 2021 and January 31, 2020.

During the period ended January 31, 2021, as a result of permanent book to tax differences, each identified fund’s total distributable earnings (loss) and increased/(decreased) paid in capital on investments as summarized in Table 3. These permanent book to tax differences are primarily due to treating a portion of the proceeds from redemptions as a distribution for tax purposes for Dreyfus Treasury Securities Cash Management and for an excess distribution for Dreyfus AMT-Free New York Municipal Cash Management. Net assets and net asset value per share were not affected by these reclassifications.

At January 31, 2021, the cost of investments for federal income tax purposes for each fund was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

Table 1—Capital Loss Carryover
Short-Term Losses ($)†
Dreyfus Cash Management	1,401,120
Dreyfus Government Cash Management	552,840
Dreyfus Treasury Obligations Cash Management	1,912,602

† These capital losses can be carried forward for an unlimited period.

NOTES TO FINANCIAL STATEMENTS (continued)

Table 2—Tax Character of Distributions Paid
	2021			2020
	Tax-Exempt Income ($)	Ordinary Income ($)	Long-Term Capital Gains ($)	Tax-Exempt Income ($)	Ordinary Income ($)	Long-Term Capital Gains ($)
Dreyfus Cash Management	-	34,112,319	-	-	253,363,253	-
Dreyfus Government Cash Management	-	156,416,506	-	-	1,091,166,068	-
Dreyfus Government Securities Cash Management	-	10,552,209	-	-	90,596,450	-
Dreyfus Treasury Obligations Cash Management	-	42,979,140	-	-	370,478,201	-
Dreyfus Treasury Securities Cash Management	-	74,132,583	-	-	583,491,552	-
Dreyfus AMT-Free Municipal Cash Management Plus	114,322	-	-	506,623	-	-
Dreyfus AMT-Free New York Municipal Cash Management	376,489	-	31,892	1,378,431	-	23,912
Dreyfus AMT-Free Tax Exempt Cash Management	2,302,570	-	-	7,494,597	-	-

Table 3—Reclassification of Components of Net Assets
	Total distributable earnings (loss) ($)	Paid-in Capital ($)
Dreyfus Treasury Securities Cash Management	(2,417,818)	2,417,818
Dreyfus AMT-Free New York Municipal Cash Management	1,992	(1,992)

(f) New Accounting Pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848)-Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

(g) Provision of Financial Support: BNY Mellon, an affiliate of the Adviser, purchased $2,153,825,614.32 of securities from Dreyfus Cash Management in March 2020 ($1,204,850,099.29 on March 18, 2020 and $948,975,515.03 on March 19, 2020). BNY Mellon paid fair market value for the securities to the relevant fund, and paid the excess of amortized cost over fair market value to the relevant fund. These purchases were made in accordance with Rule 17a-9 under the Act. The relevant fund were required to provide information about these purchases on Form N-CR and file this form with the SEC. The relevant fund’s Form N-CR filings are available on the SEC website.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements (the “Agreements”) with the Adviser, the management fee of each fund is computed at the annual rate of .20% of the value of each fund’s average daily net assets and is payable monthly. For Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management, the Agreements provide that if in any full fiscal year the aggregate expenses, (excluding taxes, brokerage fees and extraordinary expenses) exceed 1.5% of the value of each relevant fund’s average daily net assets, the Adviser will reimburse the relevant fund, or bear any excess expense over 1.5%. During the period ended January 31, 2021, there were no reimbursements pursuant to the Agreements.

For certain funds, the Adviser agreed to waive receipt of its fees or limit the fund’s direct expenses during period ended January 31, 2021, as described below. To the extent that it is necessary for the Adviser to waive receipt of its management fee (or reimburse the fund’s common expenses) for any share class, the amount of the waiver or reimbursement will be applied equally to each share class of the fund in order to facilitate a daily yield at or above a certain level which may change from time to time. These expense limitations and waivers are voluntary, not contractual, and may be terminated by the Adviser at any time. For Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management, the Adviser agreed to waive receipt of its fee and/or assume the fund’s expenses to the extent necessary to reduce the direct expenses of the fund’s Institutional Shares. To the extent that it is necessary for the Adviser to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of each relevant fund.

For Dreyfus Government Cash Management Fund, the Adviser has contractually agreed, from November 16, 2020 through November 16, 2021, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of the fund’s Wealth Shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .62% of the value of the fund’s Wealth Shares average daily assets. On or after November 16, 2021, the Adviser may terminate this expense limitation agreement at any time. The Adviser has also contractually agreed, from November 16, 2020 through November 16, 2021, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of the fund’s Service Shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowing and extraordinary expenses) do not exceed 1.01% of the value of the fund’s Service Shares average daily assets. On or after November 16, 2021, the Adviser may terminate this expense limitation agreement at any time.

For Dreyfus Treasury Obligations Cash Management Fund, the Adviser has contractually agreed, from November 16, 2020 through November 16, 2021, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of the fund’s Wealth Shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .47% of the value of the fund’s Wealth Shares average daily net assets. On or after November 16, 2021, the Adviser may terminate this expense limitation agreement at any time. The Adviser has also contractually agreed, from November 16, 2020 through November 16, 2021, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of the fund’s Service Shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowing and extraordinary expenses) do not exceed 1.01% of the value of the fund’s Service Shares average daily net assets. On or after November 16, 2021, the Adviser may terminate this expense limitation agreement at any time.

For Dreyfus Treasury Securities Cash Management Fund, the Adviser has contractually agreed, from November 16, 2020 through November 16, 2021, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of the fund’s Wealth Shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .47% of the value of the fund’s Wealth Shares average daily assets. On or after November 16, 2021, the Adviser may terminate this expense limitation agreement at any time. The Adviser has also contractually agreed, from November 16, 2020 through November 16, 2021, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of the fund’s Service Shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowing and extraordinary expenses) do not exceed 1.01% of the value of the fund’s Service Shares average daily assets. On or after November 16, 2021, the Adviser may terminate this expense limitation agreement at any time.

For Dreyfus AMT-Free Municipal Cash Management Plus, the Adviser has agreed, from February 1, 2020 through January 31, 2021 to waive receipt of a portion of its management fee in the amount of .10% of the value of the fund’s average daily net assets. These expense limitations and waivers are voluntary, not contractual, and may be terminated at any time. The Adviser has also agreed to waive receipt of its management fee and/or assume the expenses of the fund’s Participant share class so that the direct expenses of the Participant Shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .70%. of the value of the fund’s Participant Shares average daily assets. To the extent that it is necessary for the Adviser to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will apply equally to each share class of the fund. These expense limitations and waivers are voluntary, not contractual, and may be terminated by the Adviser at any time. Table 4 summarizes the reduction in expenses for each relevant fund,

NOTES TO FINANCIAL STATEMENTS (continued)

pursuant to these undertakings, during the period ended January 31, 2021.

Table 4—Fee Waivers ($)

Dreyfus Cash Management	6,902,604
Dreyfus Government Cash Management	40,777,279
Dreyfus Treasury Obligations Cash Management	7,135,092
Dreyfus Treasury Securities Cash Management	3,798,331
Dreyfus AMT-Free Municipal Cash Management Plus	109,206
Dreyfus AMT-Free Tax Exempt Cash Management	214,784

The Adviser has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. Table 5 summarizes the reduction in expenses for each relevant fund, pursuant to these undertakings, during the period ended January 31, 2021.

Table 5—Expense Reductions ($)

Dreyfus Cash Management	165,586
Dreyfus Government Cash Management	17,742,047
Dreyfus Government Securities Cash Management	3,057,863
Dreyfus Treasury Obligations Cash Management	14,030,234
Dreyfus Treasury Securities Cash Management	25,198,824
Dreyfus AMT-Free Municipal Cash Management Plus	260,122
Dreyfus AMT-Free New York Municipal Cash Management	196,936
Dreyfus AMT-Free Tax Exempt Cash Management	238,268

(b) Under each fund’s Shareholder Services Plan, with respect to each fund’s applicable Investor Shares, Administrative Shares, Participant Shares, Wealth Shares and Service Shares, each fund pays the Distributor for advertising, marketing and for providing certain services relating to shareholders of the respective class of shares. Investor Shares, Administrative Shares, Participant Shares, Wealth Shares and Service Shares pay the Distributor at annual rates of .25%, .10%, .25%, .25% and .25%, respectively, of the value of the applicable share class’ average daily net assets. These services include answering shareholder inquiries regarding the funds and providing reports and other information and services related to the maintenance of shareholder accounts. Under the Shareholder Services Plan as to each class, the Distributor may make payments to Service Agents with respect to these services. Generally, the Service Agent may provide holders of Investor Shares, Administrative Shares, Participant Shares, Wealth Shares and Service Shares a consolidated statement. The Service Agent will generally also provide the holders of Investor Shares and/or Participant Shares automated teller check writing privileges and, in the case of Participant Shares, automated teller machine access and bill paying services. The amount paid under the Shareholder Services Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses occurred. Additionally, with respect to each fund’s applicable Participant Shares and Service Shares, each fund will pay the Distributor for the provision of certain types of recordkeeping and other related services pursuant to the Administrative Services Plan. Participant Shares and Service Shares pays the Distributor at an annual rates of .15% and .55%, respectively, of the value of the applicable Participant Shares and Service Shares class’ average daily net assets. Neither the Shareholder Services Plan nor the Administrative Services Plan provides for payments related to the distribution of fund shares. Under the Plans, as to each class, the Distributor would be able to pay financial intermediaries from the fees it receives from the Plans for the provision of the respective services by the intermediaries to their clients who are beneficial owners of fund shares. Table 6 summarizes the amount each fund was charged pursuant to the Shareholder Services Plan and Administrative Services Plan during the period ended January 31, 2021.

NOTES TO FINANCIAL STATEMENTS

Table 6—Shareholder Services Plan Fees & Administrative Services Plan Fees

	Investor Shares ($)	Administrative Shares ($)	Participant Shares ($)	Wealth Shares ($)	Service Shares ($)
Dreyfus Cash Management
Shareholder Service Plan fees	507,198	70,614	-	-	-
Dreyfus Government Cash Management
Shareholder Service Plan fees	6,499,692	2,716,031	3,783,102	337	22
Administrative Service Plan fees	-	-	2,269,861	-	49
Dreyfus Government Securities Cash Management
Shareholder Service Plan fees	1,118,354	886,582	969,849	-	-
Administrative Service Plan fees	-	-	581,909	-	-
Dreyfus Treasury Obligations Cash Management
Shareholder Service Plan fees	3,676,642	781,916	5,978,980	1,012	21
Administrative Service Plan fees	-	-	3,587,388	-	46
Dreyfus Treasury Securities Cash Management
Shareholder Service Plan fees	2,958,090	3,436,136	8,315,239	26	21
Administrative Service Plan fees	-	-	4,989,144	-	46
Dreyfus AMT-Free Municipal Cash Management Plus
Shareholder Service Plan fees	49,210	-	107,482	-	-
Administrative Service Plan fees	-	-	64,489	-	-
Dreyfus AMT-Free New York Municipal Cash Management
Shareholder Service Plan fees	77,300	-	6,505	-	-
Administrative Service Plan fees	-	-	3,903	-	-
Dreyfus AMT-Free Tax Exempt Cash Management
Shareholder Service Plan fees	79,783	-	-	-	-

(c) Each fund has adopted a Reimbursement Shareholder Services Plan with respect to its Institutional Shares. Each fund reimburses the Distributor at an amount not to exceed an annual rate of .25% of the value of each fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the funds and providing reports and other information, and services related to the maintenance of shareholder accounts. The Adviser has agreed to waive receipt of Shareholder Services Plan fees for Dreyfus AMT-Free Municipal Cash Management Plus. During the period ended January 31, 2021, the fund waived a total of $2,209 within the reduction in expenses, pursuant to the undertaking. This waiver is voluntary, not contractual, and may be terminated at any time. Table 7 summarizes the amount each fund’s Institutional Shares were charged pursuant to the Reimbursement Shareholder Services Plan during the period ended January 31, 2021.

Table 7—Reimbursement Shareholder Services Plan Fees ($)

Dreyfus Cash Management	266,004
Dreyfus Government Cash Management	880,194
Dreyfus Government Securities Cash Management	41,593
Dreyfus Treasury Obligations Cash Management	244,352
Dreyfus Treasury Securities Cash Management	260,131
Dreyfus AMT-Free Municipal Cash Management Plus	2,209
Dreyfus AMT-Free New York Municipal Cash Management	11,221
Dreyfus AMT-Free Tax Exempt Cash Management	77,937

The funds have an arrangement with the transfer agent whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the funds include net earnings credits, if any, as shareholder servicing costs in the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS (continued)

Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Cash Management and Dreyfus Treasury Securities Cash Management each has an arrangement with the custodian whereby Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Securities Cash Management and Dreyfus Treasury Obligations Cash Management will receive interest income or be charged overdraft fees when positive cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management each has an arrangement with the custodian to receive earnings credits when positive cash balances are maintained, which were used to offset custody fees. For financial reporting purposes, the funds include net earnings credits, if any, as expense offsets in the Statements of Operations.

Each fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the funds. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. Table 8 summarizes the amount each fund was charged during the period ended January 31, 2021, which is included in Shareholder servicing costs in the Statements of Operations.

Table 8—Transfer Agency Agreement Fees ($)

Dreyfus Cash Management	9,168
Dreyfus Government Cash Management	29,081
Dreyfus Government Securities Cash Management	2,737
Dreyfus Treasury Obligations Cash Management	8,083
Dreyfus Treasury Securities Cash Management	11,191
Dreyfus AMT-Free Municipal Cash Management Plus	680
Dreyfus AMT-Free New York Municipal Cash Management	1,143
Dreyfus AMT-Free Tax Exempt Cash Management	2,197

Each fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, under a custody agreement for providing custodial services for each fund. These fees are determined based on net assets, geographic region and transaction activity. Table 9 summarizes the amount each fund was charged during the period ended January 31, 2021 pursuant to the custody agreement. These fees were offset by earnings credits for each relevant fund, also summarized in Table 9.

Each relevant fund compensates The Bank of New York Mellon under a shareholder redemptions draft processing agreement for providing certain services related to the funds’ check writing privilege. Table 10 summarizes the amount each fund was charged during the period ended January 31, 2021 pursuant to the agreement, which is included in Shareholder servicing costs in the Statements of Operations.

Table 10—The Bank of New York Mellon Cash Management Fees ($)

Dreyfus Government Cash Management	10
Dreyfus Treasury Obligations Cash Management	3
Dreyfus Treasury Securities Cash Management	1

During the period ended January 31, 2021, each fund was charged $15,018 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statements of Operations.

Table 11 summarizes the components of “Due to/from BNY Mellon Investment Adviser, Inc. and affiliates” in the Statements of Assets and Liabilities for each fund.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

Table 9—Custody Agreement Fees
	Custody Fees ($)	Earnings Credits ($)
Dreyfus Cash Management	139,488	-
Dreyfus Government Cash Management	1,359,524	-
Dreyfus Government Securities Cash Management	87,214	-
Dreyfus Treasury Obligations Cash Management	406,113	-
Dreyfus Treasury Securities Cash Management	634,778	-
Dreyfus AMT-Free Municipal Cash Management Plus	9,505	(2,063)
Dreyfus AMT-Free New York Municipal Cash Management	9,839	(3,575)
Dreyfus AMT-Free Tax Exempt Cash Management	36,221	(9,078)

Table 11—Due to/from BNY Mellon Investment Adviser, Inc. and Affiliates
	Management Fees ($)	Shareholder Services Plans Fees ($)	Administrative Services Plan Fees($)	Custodian Fees ($)	Chief Compliance Officer Fees ($)	Transfer Agency Fees ($)	Less Expense Reimbursement ($)
Dreyfus Cash Management	932,127	68,365	-	34,500	1,310	1,526	(547,518)
Dreyfus Government Cash Management	14,437,853	1,213,548	184,165	339,000	1,310	5,231	(10,222,776)
Dreyfus Government Securities Cash Management	729,474	196,222	46,629	21,000	1,310	467	(620,428)
Dreyfus Treasury Obligations Cash Management	4,384,407	901,792	313,428	99,000	1,310	1,492	(4,116,004)
Dreyfus Treasury Securities Cash Management	6,339,038	1,392,872	479,363	150,000	1,310	1,967	(5,010,167)
Dreyfus AMT-Free Municipal Cash Management Plus	13,689	15,925	5,249	1,478	1,310	110	(47,175)
Dreyfus AMT-Free New York Municipal Cash Management	22,965	8,460	326	555	1,310	185	(33,588)
Dreyfus AMT-Free Tax Exempt Cash Management	69,719	14,599	-	5,648	1,310	381	(62,528)

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3—Securities Transactions:

The funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. Table 12 summarizes the amounts of purchases and sales of securities engaged in by each relevant fund pursuant to Rule 17a-7 under the Act during the period ended January 31, 2021.

Table 13 summarizes the cost of investments for federal income tax purposes, gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments for each relevant fund at January 31, 2021.

Table 12—Affiliated Portfolio Holdings Transactions
	Purchases ($)	Sales ($)
Dreyfus AMT-Free Municipal Cash Management Plus	140,910,000	130,085,000
Dreyfus AMT-Free New York Municipal Cash Management	159,940,000	110,810,000
Dreyfus AMT-Free Tax Exempt Cash Management	760,620,000	676,765,000

Table 13—Accumulated Net Unrealized Appreciation (Depreciation)
	Cost of Investments ($)	Gross Appreciation ($)	Gross Depreciation ($)	Net ($)
Dreyfus Cash Management	5,165,766,409	424,233	2,298	421,935
Dreyfus AMT-Free Tax-Exempt Cash Management	421,159,566	3,144	-	3,144

NOTE 4—Subsequent Event:

Dreyfus Cash Management

Dreyfus Institutional Preferred Money Market Fund (the “Acquired Fund”), the Board and Shareholders of the Acquired Fund have approved an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Acquired Fund to Dreyfus Cash Management (the “Acquiring Fund”), in exchange solely for Preferred Shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Acquired Fund’s net assets and the assumption by the Acquiring Fund of the Acquired Fund’s stated liabilities (the “Reorganization”). Holders of the Acquired Fund’s Institutional Shares and Hamilton Shares would receive Preferred Shares of the Acquiring Fund in the Reorganization. It is currently anticipated that the Reorganization will occur on or about May 4, 2021 (the “Effective Date”). On the Effective Date, the offering of Preferred Shares will commence.

As of the Effective Date, the Acquiring Fund’s management fee payable to the Adviser, will be reduced from an annual rate of .20% to an annual rate of .10% of the value of the fund’s average daily net assets.

As of the Effective Date, the annual rate of the fee payable under the Acquiring Fund’s shareholder services plan, pursuant to which the Acquiring Fund reimburses the Distributor, with respect to the provision of certain services, including those related to the maintenance of shareholder accounts, will be decreased from an annual rate not to exceed .25% to an annual rate not to exceed .05% of the average daily net assets attributable to Institutional Shares. In addition, as of the Effective Date, Institutional Shares will be subject to the Acquiring Fund’s shareholder services plan, pursuant to which the Acquiring Fund pays the Acquiring Fund’s distributor with respect to the provision of such services, at an annual rate of .10% of the average daily net assets attributable to Institutional Shares.

Institutional Shares of the Acquiring Fund are subject to an annual shareholder services plan fee of .10% payable to the Acquiring Fund’s distributor in respect of the provision of personal services to shareholders, such as answering shareholder inquiries regarding the fund, and/or the maintenance of shareholder accounts. The Acquiring Fund’s distributor may pay financial intermediaries from the fees it receives under the shareholder services plan for the provision of such services by the financial intermediaries to their clients who are beneficial owners of Institutional Shares of the

Acquiring Fund. In addition, Institutional Shares of the Acquiring Fund are subject to an annual shareholder services fee of up to .05% of the value of the Acquiring Fund’s average daily net assets attributable to Institutional Shares to reimburse the Acquiring Fund’s distributor for expenses related to providing such personal services to shareholders and/or the maintenance of shareholder accounts.

As of the Effective Date, Investor Shares of the Acquiring Fund will be subject to an administrative services plan adopted by the Acquiring Fund, pursuant to which the Acquiring Fund will pay the Acquiring Fund’s distributor for the provision of certain types of recordkeeping and other related services at an annual fee of .10% of the value of the Acquiring Fund’s average daily net assets attributable to Investor Shares.

Investor Shares of the Acquiring Fund are subject to an annual shareholder services plan fee of .25% payable to the Acquiring Fund’s distributor in respect of the provision of personal services to shareholders, such as answering shareholder inquiries regarding the fund, and/or the maintenance of shareholder accounts. Investor Shares are subject to an annual administrative services plan fee of .10% payable to the Acquiring Fund’s distributor in respect of the provision of recordkeeping and other related services. The Acquiring Fund’s distributor may pay financial intermediaries from the fees it receives under the shareholder services plan and/or administrative services plan for the provision of such services by the financial intermediaries to their clients who are beneficial owners of Investor Shares of the Acquiring Fund.

As of the Effective Date, the annual rate of the fee payable under the Acquiring Fund’s shareholder services plan, pursuant to which the Acquiring Fund pays the Distributor, with respect to the provision of certain services, including those related to the maintenance of shareholder accounts, will be increased from an annual rate of .10% to an annual rate of .20% of the average daily net assets attributable to Administrative Shares.

Administrative Shares of the Acquiring Fund are subject to an annual shareholder services plan fee of .10% payable to the Acquiring Fund’s distributor in respect of the provision of personal services to shareholders, such as answering shareholder inquiries regarding the Acquiring Fund, and/or the maintenance of shareholder accounts. The Acquiring Fund’s distributor may pay financial intermediaries from the fees it receives under the shareholder services plan for the provision of such services by the financial intermediaries to their clients who are beneficial owners of Administrative Shares of the Acquiring Fund.

Dreyfus Government Cash Management

The Board of General Government Securities Money Market Fund (the “Acquired Fund”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Acquired Fund and Dreyfus Government Cash Management (the “Acquiring Fund”). The Agreement provides for the transfer of the Acquired Fund’s assets to the Acquiring Fund in a tax-free exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Acquired Fund’s stated liabilities, the distribution of such shares to the Acquiring Fund to Acquired Fund shareholders and the subsequent termination of the Acquired Fund (the “Reorganization”). If approved by shareholders, the Reorganization will become effective on or about May 5, 2021.

Dreyfus Treasury Securities Cash Management

The Board of General Treasury Securities Money Market Fund (the “Acquired Fund”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Acquired Fund and Dreyfus Treasury Securities Cash Management (the “Acquiring Fund”). The Agreement provides for the transfer of the Acquired Fund’s assets to the Acquiring Fund in a tax-free exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Acquired Fund’s stated liabilities, the distribution of such shares to the Acquiring Fund to Acquired Fund shareholders and the subsequent termination of the Acquired Fund (the “Reorganization”). If approved by shareholders, the Reorganization will become effective on or about May 11, 2021.

Dreyfus AMT-Free Municipal Cash Management Plus

The Board of Dreyfus AMT-Free Municipal Cash Management Plus (the “Liquidated Fund”) has approved the liquidation of the Liquidated Fund, effective on or about May 18, 2021 (the “Liquidation Date”). Before the Liquidation Date, and at the discretion of Liquidated Fund management, the Liquidated Fund’s portfolio securities will be sold and/or allowed to mature in their normal course and the Liquidated Fund may cease to pursue its investment objective and policies. The liquidation of the Liquidated Fund may result in one or more taxable events for shareholders subject to federal income tax. Accordingly, effective on or about April 7, 2021 (the “Closing Date”), the Liquidated Fund will be closed to any investments for new accounts, except that new accounts may be established for "sweep accounts" and by participants in group retirement plans if the Liquidated Fund is established as an investment option under the plans before

NOTES TO FINANCIAL STATEMENTS (continued)

the Closing Date. The Liquidated Fund will continue to accept subsequent investments until the Liquidation Date.

Dreyfus AMT-Free New York Municipal Cash Management

The Board of Dreyfus AMT-Free New York Municipal Cash Management (the “Liquidated Fund”) has approved the liquidation of the Liquidated Fund, effective on or about May 18, 2021 (the “Liquidation Date”). Before the Liquidation Date, and at the discretion of Liquidated Fund management, the Liquidated Fund’s portfolio securities will be sold and/or allowed to mature in their normal course and the Liquidated Fund may cease to pursue its investment objective and policies. The liquidation of the Liquidated Fund may result in one or more taxable events for shareholders subject to federal income tax. Accordingly, effective on or about April 7, 2021 (the “Closing Date”), the Liquidated Fund will be closed to any investments for new accounts, except that new accounts may be established for “sweep accounts” and by participants in group retirement plans if the Liquidated Fund is established as an investment option under the plans before the Closing Date. The Liquidated Fund will continue to accept subsequent investments until the Liquidation Date.

Dreyfus AMT-Free Tax Exempt Cash Management

Effective on or about February 1, 2021 (the “Effective Date”), the current investment policy that Dreyfus AMT-Free Tax Exempt Cash Management (the “fund”) be managed so that income paid by the fund not be subject to the federal alternative minimum tax will be discontinued. The fund will continue to normally invest substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal income tax.

In addition, as of the Effective Date, the fund’s name will be changed to “Dreyfus Tax Exempt Cash Management”.

Also, effective on the Effective Date, Investor Shares of the fund will be converted to Institutional Shares. Institutional Shares of the fund have a lower total annual expense ratio and a better performance record than Investor Shares of the fund.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Cash Management

Dreyfus Government Cash Management

Dreyfus Government Securities Cash Management

Dreyfus Treasury Obligations Cash Management

Dreyfus Treasury Securities Cash Management

Dreyfus AMT-Free Municipal Cash Management Plus

Dreyfus AMT-Free New York Municipal Cash Management

Dreyfus AMT-Free Tax Exempt Cash Management

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management (collectively referred to as the “Funds”), including the statements of investments, as of January 31, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds at January 31, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2021, by correspondence with the custodian and others or by other appropriate auditing procedures where replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Dreyfus investment companies since at least 1957, but we are unable to determine the specific year.

New York, New York
March 24, 2021

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, Dreyfus AMT-Free Tax Exempt Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free New York Municipal Cash Management hereby make the following designations regarding the dividends paid from investment income-net during their fiscal year ended January 31, 2021:

- all the dividends paid from investment income-net are “exempt-interest dividends” (not generally subject to regular federal income taxes).

- for individuals who are residents of New York, “exempt-interest dividends” paid by Dreyfus AMT-Free New York Municipal Cash Management is also not subject to New York state and New York city personal income tax.

For state individual income tax purposes Dreyfus Government Securities Cash Management and Dreyfus Treasury Securities Cash Management hereby report the following percentage of ordinary dividends paid during the fiscal year ended January 31, 2021 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for income tax purposes in most states, including New York, Connecticut, California and the District of Columbia:

Dreyfus Government Cash Management-	67.41%
Dreyfus Government Securities Cash Management-	100%
Dreyfus Treasury Obligations Securities Cash Management-	70.91%
Dreyfus Treasury Securities Cash Management-	100%

The Funds below report the following percentage of ordinary income dividends paid during the fiscal year ended January 31, 2021 as qualifying interest related dividends:

Dreyfus Cash Management-	50.46%
Dreyfus Government Cash Management-	93.89%
Dreyfus Government Securities Cash Management-	100%
Dreyfus Treasury Obligations Cash Management-	95.56%
Dreyfus Treasury Securities Cash Management-	100%

Also, Dreyfus AMT-Free New York Municipal Cash Management hereby reports $.00025 per share as a long-term capital gain distribution paid on June 23, 2020.

INFORMATION ABOUT THE RENEWAL Of THE FUND’S MANGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on October 27, 2020, the Board considered the approval of an amendment of the Management Agreement of Dreyfus Cash Management (the “fund”) pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Adviser proposed to amend the Agreement for the fund to reduce the management fee payable by the fund from an annual rate of 0.20% to 0.10% of the value of the fund’s average daily net assets, effective May 1, 2021. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. Since the Board had renewed the Agreement at a Board meeting held on May 5, 2020 (the “May Meeting”) and, other than as discussed below, there had been no material changes in the information presented at the May Meeting, the Board addressed certain relevant considerations by reference to the Board’s considerations and determinations at the May Meeting. In considering the amendment of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The nature, extent and quality of services provided had been considered at the May Meeting, and there had been no material changes in this information. Representatives of the Adviser stated, and the Board considered, that the Adviser would continue to provide research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser would continue to provide oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures. The Board also considered that the Adviser stated that there will be no diminution of the nature, extent or quality of the services provided to the fund pursuant to the Agreement, as proposed to be amended, by the Adviser or the Adviser’s affiliates.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Adviser referred to information reviewed at the May Meeting comparing the fund’s performance with the performance of comparable funds.

The Adviser also referred the Board to reports provided at the May Meeting prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing the fund’s actual and contractual management fees and total expenses with those of a group of other institutional money market funds selected by Broadridge as comparable to the fund (the “Expense Group”) and with a broader group of institutional money market funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis.

At the May Meeting, the Board reviewed and considered the then-current contractual management fee rate payable by the fund to the Adviser pursuant to the Agreement in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s then-current contractual management fee was above the Expense Group median contractual management fee, the fund’s actual management fee was below the Expense Group and Expense Universe actual management fee medians and the fund’s total expenses were below the Expense Group and Expense Universe total expenses medians (lowest in the Expense Group).

Also at the May Meeting, the representatives of the Adviser referred the Board to the management or investment advisory fees paid by funds advised or administered by the Adviser that were in the same Lipper category as the fund.

Analysis of Profitability and Economies of Scale. The Board had considered profitability, economies of scale and the potential benefits to the Adviser from acting as investment adviser pursuant to the Agreement at the May Meeting. Representatives of the Adviser noted that the amendment of the Agreement would result in a reduction in the Adviser’s fee (and therefore negatively impacting profitability and any potential economies of scale) and that any potential benefits would not change materially as a result of the amendment from those considered at the May Meeting.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the amendment of the Agreement. Based on the discussions and considerations

INFORMATION ABOUT THE RENEWAL Of THE FUND’S MANGEMENT AGREEMENT (Unaudited) (continued)

as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services to be provided by the Adviser would continue to be adequate and appropriate.

• The Board concluded that the fee to be paid to the Adviser, as proposed to be reduced, was appropriate under the circumstances and in light of the factors and the totality of the services provided as previously considered, as discussed above.

In evaluating the Agreement, at the May Meeting and/or in connection with the consideration of the amendment of the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to approve the amendment of the Agreement.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (77)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Director or Trustee of funds in the BNY Mellon Family of Funds and certain other entities (as described in the fund’s Statement of Additional Information) (1995-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (1997-Present)

No. of Portfolios for which Board Member Serves: 108

———————

Francine J. Bovich (69)

Board Member (2015)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-Present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., a real estate investment trust, Director (2014-Present)

No. of Portfolios for which Board Member Serves: 65

———————

J. Charles Cardona (65)

Board Member (2014)

Principal Occupation During Past 5 Years:

• President and Director of the Adviser (2008-2016)

• Chief Executive Officer of Dreyfus Cash Investment Strategies, a division of the Adviser (2009-2016)

• Chairman (2013–2016) Director (2005-2016) and Executive Vice President (2006-2015) of the Distributor

Other Public Company Board Memberships During Past 5 Years:

• BNY Mellon ETF Trust, Chairman and Trustee (2020-Present)

• BNY Mellon Liquidity Funds, Director (2004-Present) and Chairman (since 2019)

No. of Portfolios for which Board Member Serves: 38

———————

Gordon J. Davis (79)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-Present)

No. of Portfolios for which Board Member Serves: 48

———————

Andrew J. Donohue (70)

Board Member (2019)

Principal Occupation During Past 5 Years:

• Of Counsel, Shearman & Sterling LLP (2017-2019)

• Chief of Staff to the Chair of the SEC (2015-2017)

• Attorney, Solo Law Practice (2019-Present)

Other Public Company Board Memberships During Past 5 Years:

• Oppenheimer Funds (58 funds), Director (2017-2019)

No. of Portfolios for which Board Member Serves: 52

———————

Isabel P. Dunst (73)

Board Member (1991)

Principal Occupation During Past 5 Years:

• Hogan Lovells LLP, a law firm, Senior Counsel (2018-2019); Of Counsel (2015-2018); Partner (1990-2014)

• Member of the Board of Governors, Hebrew Union College Jewish Institute of Religion (2015-Present)

• Board Member, Bend the ARC, a civil rights organization, (2016- Present)

No. of Portfolios for which Board Member Serves: 30

———————

Nathan Leventhal (77)

Board Member (2014)

Principal Occupation During Past 5 Years:

• President Emeritus of Lincoln Center for the Performing Arts (2001-Present)

• President of the Palm Beach Opera (2016-Present)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., a public company that designs, sources, markets and distributes watches Director (2003-2020)

No. of Portfolios for which Board Member Serves: 43

———————

Robin A. Melvin (57)

Board Member (2010)

Principal Occupation During Past 5 Years:

• Co-Chair, Mentor Illinois, a non-profit organization dedicated to increasing the quality of mentoring services in Illinois (2014-2020); Board member, Mentor Illinois (2013-2020)

• Trustee, Westover School, a private girls' boarding school in Middlebury, Connecticut (2019-Present)

No. of Portfolios for which Board Member Serves: 86

———————

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Roslyn M. Watson (71)

Board Member (2010)

Principal Occupation During Past 5 Years:

• Principal, Watson Ventures, Inc., a real estate investment company (1993-Present)

Other Public Company Board Memberships During Past 5 Years:

• American Express Bank, FSB, Director (1993-2018)

No. of Portfolios for which Board Member Serves: 52

———————

Benaree Pratt Wiley (74)

Board Member (2007)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (2008-Present)

• Blue Cross Blue Shield of Massachusetts, Director (2004-Present)

No. of Portfolios for which Board Member Serves: 70

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street, New York, New York 10286. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-800-373-9387.

Whitney I. Gerard, Emeritus Board Member
Philip L. Toia, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

DAVID DIPETRILLO, President since January 2021.

Vice President and Director of the Adviser since February 2021, Head of North America Product, BNY Mellon Investment Management since January 2018, Director of Product Strategy, BNY Mellon Investment Management from January 2016 to December 2017; He is an officer of 61 investment companies (comprised of 116 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 42 years old and has been an employee of BNY Mellon since 2005.

JAMES WINDELS, Treasurer since November 2001.

Vice President of the Adviser since September 2020, Director-BNY Mellon Fund Administration, and an officer of 62 investment companies (comprised of 139 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 62 years old and has been an employee of the Adviser since April 1985.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Adviser and Associate General Counsel and Managing Director of BNY Mellon since June 2015. He is an officer of 62 investment companies (comprised of 139 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 49 years old and has been an employee of the Adviser since June 2015.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Senior Managing Counsel of BNY Mellon since December 2019; Managing Counsel of BNY Mellon from April 2014 to December 2019; Secretary of the Adviser, and an officer of 62 investment companies (comprised of 139 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of the Adviser since December 1996.

DEIRDRE CUNNANE, Vice President and Assistant Secretary since March 2019.

Counsel of BNY Mellon since August 2018; Senior Regulatory Specialist at BNY Mellon Investment Management Services from February 2016 to August 2018; Trustee Associate at BNY Mellon Trust Company (Ireland) Limited from August 2013 to February 2016. She is an officer of 62 investment companies (comprised of 139 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 30 years old and has been an employee of the Adviser since August 2018.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Managing Counsel of BNY Mellon since December 2017, Senior Counsel of BNY Mellon from March 2013 to December 2017. She is an officer of 62 investment companies (comprised of 139 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 45 years old and has been an employee of the Adviser since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 62 investment companies (comprised of 139 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of the Adviser since October 1990.

AMANDA QUINN, Vice President and Assistant Secretary since March 2020.

Counsel of BNY Mellon since June 2019; Regulatory Administration Manager at BNY Mellon Investment Management Services from September 2018 to May 2019; Senior Regulatory Specialist at BNY Mellon Investment Management Services from April 2015 to August 2018. She is an officer of 62 investment companies (comprised of 139 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 35 years old and has been an employee of the Adviser since June 2019.

PETER M. SULLIVAN, Vice President and Assistant Secretary since March 2019.

Senior Managing Counsel of BNY Mellon since December 2020; Managing Counsel of BNY Mellon from March 2009 to December 2020, and an officer of 62 investment companies (comprised of 139 portfolios) managed by the the Adviser or an affiliate of the the Adviser. He is 52 years old and has been an employee of BNY Mellon since April 2004.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Managing Counsel of BNY Mellon since December 2019; Counsel of BNY Mellon from May 2016 to December 2019; Assistant Secretary of the Adviser since 2018; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 to May 2016. She is an officer of 62 investment companies (comprised of 139 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 35 years old and has been an employee of the Adviser since May 2016.

GAVIN C. REILLY, Assistant Treasurer since August 2005.

Tax Manager-BNY Mellon Fund Administration, and an officer of 62 investment companies (comprised of 139 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 52 years old and has been an employee of the Adviser since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2002.

Senior Accounting Manager-BNY Mellon Fund Administration, and an officer of 62 investment companies (comprised of 139 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 56 years old and has been an employee of the Adviser since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager–BNY Mellon Fund Administration, and an officer of 62 investment companies (comprised of 139 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 53 years old and has been an employee of the Adviser since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2002.

Senior Accounting Manager–BNY Mellon Fund Administration, and an officer of 62 investment companies (comprised of 139 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 53 years old and has been an employee of the Adviser since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since September 2004.

Chief Compliance Officer of the Adviser, the BNY Mellon Family of Funds and BNY Mellon Funds Trust (61 investment companies, comprised of 131 portfolios). He is 63 years old and has served in various capacities with the Adviser since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust since January 2016. She is an officer of 55 investment companies (comprised of 132 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 52 years old and has been an employee of the Distributor since 1997.

For More Information

Dreyfus Cash Management Funds

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Institutional	Investor	Administrative	Participant	Wealth	Service
Dreyfus Cash Management	DICXX	DVCXX	DSCXX
Dreyfus Government Cash Management	DGCXX	DGVXX	DAGXX	DPGXX	DGQXX	DGUXX
Dreyfus Government Securities Cash Management	DIPXX	DVPXX	DAPXX	DGPXX
Dreyfus Treasury Obligations Cash Management	DTRXX	DTVXX	DTAXX	DTPXX	DTKXX	DTNXX
Dreyfus Treasury Securities Cash Management	DIRXX	DVRXX	DARXX	DPRXX	DTJXX	DTHXX
Dreyfus AMT-Free Municipal Cash Management Plus	DIMXX	DVMXX		DMUXX
Dreyfus AMT-Free New York Municipal Cash Management	DIYXX	DVYXX		DMDXX
Dreyfus AMT-Free Tax Exempt Cash Management	DEIXX	DEVXX

Telephone Call your representative or 1-800-346-3621

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn

Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Dreyfus Money Market Funds at www.dreyfus.com

Each fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation CMGTAR0121

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that J. Charles Cardona, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. Cardona is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $36,853 in 2020 and $34,853 in 2021.

(b)  Audit-Related Fees.  The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,912 in 2020 and $7,184 in 2021.  These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2020 and $0 in 2021.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,678 in 2020 and $5,800 in 2021.  These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.  The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2020 and $0 in 2021.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $24 in 2020 and $0 in 2021.  These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2020 and $0 in 2021.

(e)(1)  Audit Committee Pre-Approval Policies and Procedures.  The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration.  The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2)  Note.  None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees.  The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $703,384 in 2020 and $1,302,915 in 2021.

Auditor Independence.  The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.           Exhibits.

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Tax Exempt Cash Management Funds

By:       /s/ David DiPetrillo

            David DiPetrillo

            President (Principal Executive Officer)

Date:    March 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ David DiPetrillo

            David DiPetrillo

            President (Principal Executive Officer)

Date:    March 26, 2021

By:       /s/ James Windels

            James Windels

            Treasurer (Principal Financial Officer)

Date:    March 29, 2021

EXHIBIT INDEX

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)